UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22498

NEW FRONTIERS TRUST

(Exact name of registrant as specified in charter)

30195 Chagrin Blvd., Suite 118N, Pepper Pike, OH   44124

(Address of principal executive offices)              (Zip code)

Rakesh Mehra

30195 Chagrin Blvd., Suite 118N,

Pepper Pike, OH 44124

 (Name and address of agent for service)

Registrant's telephone number, including area code: (216) 831-8400

Date of fiscal year end: January 31

Date of reporting period: July 1, 2011 – June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Item 1 - Proxy Voting Record

New Frontiers KC India Fund
Custodian: Union Bank, N.A.

TATA CONSULTANCY SERVICES LTD
Security	Y85279100	Meeting Type	Annual General Meeting
Ticker Symbol	TCS	Meeting Date	01-Jul-2011
ISIN	INE467B01029	Agenda	703134394 - Management
Record Date	Holding Recon Date	29-Jun-2011
City /	Country	MUMBAI	/	India	Vote Deadline Date	23-Jun-2011
SEDOL(s)	B01NPJ1 - B03BH86	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1

To receive, consider and adopt the Audited Profit
and Loss Account for the year ended March 31,
2011 and the Balance Sheet as at that date
together with the Reports of the Board of
Directors and the Auditors thereon

Management
2	To confirm the payment of Interim Dividends on Equity Shares for the year 2010-11 and to declare Final Dividend for the year 2010-11 on Equity Shares	Management
3	To declare Dividend for the year 2010-11 on Redeemable Preference Shares	Management
4	To appoint a Director in place of Mr. Aman Mehta, who retires by rotation, and being eligible offers himself for re-appointment	Management
5	To appoint a Director in place of Mr. V. Thyagarajan, who retires by rotation, and being eligible offers himself for re-appointment	Management
6	To appoint a Director in place of Mr. S. Mahalingam, who retires by rotation, and being eligible offers himself for re-appointment	Management
7	To appoint Auditors and fix their remuneration	Management
8	Appointment of Mr. Phiroz Vandrevala as a Director of the Company	Management
9	Revision in terms of remuneration of Mr. N. Chandrasekaran, Chief Executive Officer and Managing Director	Management
10	Appointment of Branch Auditors	Management
HOUSING DEVELOPMENT FINANCE CORP LTD
Security	Y37246207	Meeting Type	Annual General Meeting
Ticker Symbol	HDFC	Meeting Date	08-Jul-2011
ISIN	INE001A01036	Agenda	703162444 - Management
Record Date	Holding Recon Date	06-Jul-2011
City /	Country	MUMBAI	/	India	Vote Deadline Date	29-Jun-2011
SEDOL(s)	6171900	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1

To receive, consider and adopt the audited profit
and loss account for the financial year ended
March 31, 2011, the balance sheet as at that
date and the reports of the directors and the
auditors thereon

Management
2	To declare dividend on equity shares	Management
3	To appoint a director in place of Mr. D. N. Ghosh who retires by rotation and being eligible, offers himself for re-appointment	Management
4	To appoint a director in place of Dr. Ram S. Tarneja who retires by rotation and being eligible, offers himself for re-appointment	Management
5	To appoint a director in place of Dr. Bimal Jalan who retires by rotation and being eligible, offers himself for re-appointment	Management
6

"Resolved that Messrs Deloitte Haskins & Sells,
Chartered Accountants, having Registration No.
II7366W issued by the Institute of Chartered
Accountants of India, be and are hereby re-
appointed as auditors of the Corporation, to hold
office as such from the conclusion of this Meeting
until the conclusion of the next Annual General
Meeting, on a remuneration of INR 78,00,000
(Rupees Seventy Eight Lacs only) plus applicable
service tax and reimbursement of out-of- pocket
expenses incurred by them for the purpose of
audit of the Corporation's accounts at the head
office, all its branch offices in India and its branch
offices at London and Singapore," "Resolved
further that pursuant to the provisions of Section
228(1) and other applicable provisions, if any, of
the Companies Act, 1956, the Board of Directors
of the CONTD

Management
CONT

CONTD Corporation be and is hereby authorised
to appoint Messrs Deloitte-Haskins & Sells,
Chartered Accountants as Branch Auditors or
any other person-who may be qualified to act as
such, in consultation with the auditors of the-
Corporation and to fix their remuneration, for the
purpose of audit of any-branch office(s) that may
be opened by the Corporation outside India
during-the period until the conclusion of the next
Annual General Meeting

Non-Voting
7

"Resolved that pursuant to the provisions of
Section 228(1) and other applicable provisions, if
any, of the Companies Act, 1956, Messrs PKF,
Chartered Accountants, having Registration No.
10 issued by the Ministry of Economy, U.A.E. be
and are hereby re-appointed as Branch Auditors
of the Corporation for the purpose of audit of the
accounts of the Corporation's branch office at
Dubai, to hold office as such from the conclusion
of this Meeting until the conclusion of the next
Annual General Meeting, on such terms and
conditions and on such remuneration, as may be
fixed by the Board of Directors of the
Corporation, depending upon the nature, and
scope of their work

Management
8

That the consent of the Corporation be and is
hereby accorded under the provisions of Section
293(1)(d) of the Companies Act, 1956, (including
any amendment, modification, variation or re-
enactment thereof) to the Board of Directors of
the Corporation to borrow from time to time such
sum or sums of money as they may deem
necessary for the purpose of the business of the
Corporation, notwithstanding that the monies to
be borrowed together with the monies already
borrowed by the Corporation (apart from
temporary loans obtained from the Corporation's
bankers in the ordinary course of business) and
remaining outstanding at any point of time will
exceed the aggregate of the paid-up share
capital of the CONTD

Management
CONT

CONTD Corporation and its free reserves, that is
to say, reserves not set-apart for any specific
purpose; Provided that the total amount up to
which-monies may be borrowed by the Board of
Directors and which shall remain-outstanding at
any given point of time shall not exceed the sum
of INR-2,00,000 crores (Rupees Two Lac Crores
only)

Non-Voting
9

Resolved that pursuant to the provisions of
Sections 198, 269 read with Schedule XIII, 309,
310, 311 and other applicable provisions, if any,
of the Companies Act, 1956, (including any
amendment, modification, variation or re-
enactment thereof), approval of the Members of
the Corporation be and is hereby accorded to the
re-appointment of Mr. Keki M. Mistry as the
Managing Director of the Corporation (designated
as the 'Vice-chairman & Chief Executive Officer')
for a period of 5 (five) years, with effect from
November 14, 2010, upon the terms and
conditions including those relating to
remuneration as set out in the draft agreement
placed before this Meeting and duly initialled by
the Chairman for the purpose of  identification,
which agreement is hereby specifically approved
and sanctioned with authority to the Board of
CONTD

Management
CONT

CONTD Directors of the Corporation (here in
after referred to as the 'Board'-which term shall
be deemed to include the Compensation
Committee of Directors-constituted by the Board
to exercise its powers including powers conferred
by-this resolution) to alter and vary the terms and
conditions of the said-re-appointment and/or
agreement (including authority, from time to time,
to-determine the amount of salary and
commission also the type and amount of-
perquisites, other benefits and allowances
payable to Mr, Keki  M. Mistry),-in such manner
as may be agreed to between the Board and Mr.
Keki  M. Mistry;-Provided however that the
remuneration payable to Mr. Keki M. Mistry shall-
not exceed the limits specified in the said
agreement and the limits-prescribed under
Schedule XIII the Companies Act, 1956, including
any-amendment CONTD

Non-Voting
CONT

CONTD , modification variation or re-enactment
thereof." Resolved further-that in the event of any
loss, absence or inadequacy of profits in any-
financial year, during the term of office of Mr.
Keki M. Mistry, the-remuneration; payable to him
by way of salary, commission, perquisites, other-
benefits and Allowances shall not, without, the
approval of the Central-Government (if required),
exceed the limits prescribed under Schedule XIII-
and other applicable provisions of the
Companies' Act, 1956, (including and-
amendment, modification, variation or re-
enactment thereof)." Resolved-further that the
Board be and is hereby authorised to do all such
acts,-deeds, matters and things and execute all
such agreements, documents,-instruments; and
writings as may be required, with power to settle
all-questions, difficulties or doubts CONTD

Non-Voting
CONT

CONTD , that may arise in regard to the said re-
appointment as it may in its-sole and absolute
discretion deem fit and to delegate all or any of
its-powers herein conferred to any committee of
directors and/or director(s)-and/or officer(s) of the
Corporation, to give effect to this resolution."

Non-Voting
10

Resolved that pursuant to the provisions of
Section 81 (I A) and other applicable provisions,
if any, of the Companies ,Act, 1956, including
relevant circulars and notifications issued by the
Reserve Bank of India (RBI), the relevant
provisions of SEBI (Employee Stock Option
Scheme and Employee Stock Purchase Scheme)
Guidelines, 1999, as amended, (SEBI ESOP
Guidelines) issued by the Securities and
Exchange Board of India (SEBI), the relevant
provisions of the Memorandum and Articles of
Association of the Corporation and Subject to
such other rules, regulation and guidelines that
may be issued by the SEBI and/or such other
authorities, from time to time and subject to the
approvals, consents, permissions and/or
sanctions as may be required from appropriate.
regulatory authorities/institutional or bodies and
subject to CONTD

Management
CONT

CONTD such terms and conditions as may be
prescribed/imposed, the consent of-the
Corporation be and is hereby accorded to the
Board of Directors of the-Corporation (hereinafter
referred to as "Board" which term shall be
deemed to-include the Compensation Committee
of Directors constituted by the Board to-exercise
its powers including powers conferred by this
resolution) to create,-issue offer and allot equity
shares of the aggregate nominal face value not-
exceeding' INR 5,86,75,460 (Rupees Five Crores
Eighty Six Thousand Four-Hundred and Sixty
only) represented by 2,93 ,37,730 equity shares
of INR 2-each of the Corporation, fully paid (or
such adjusted numbers for any bonus,-stock
splits or consolidation or other re-organisation of
the capital-structure of the Corporation as may be
applicable, from time to time) to the-CONTD

Non-Voting
CONT

CONTD present and future permanent
employees and directors of the-Corporation,
whether in India or abroad (hereinafter referred to
as-'employees'), under Employee Stock Option
Scheme-2011 (ESOS - 2011) in terms-of this
resolution and on such terms and conditions and
in such tranche as-may be decided by the Board,
in its sole and absolute discretion. Resolved-
further that the consent of the Members be and is
hereby accorded to the-Board to grant under
ESOS-2011, the options, if any, lapsed or that
may lapse-under the earlier employee stock
option scheme(s) as the Board may decide in-its
sole and absolute discretion" Resolved further
that without prejudice to-the generality of the
above but subject to the terms mentioned in the-
explanatory statement to this CONTD

Non-Voting
CONT

CONTD resolution which are hereby approved by
the Members or any amendment or-modification
thereof, the Board be and is hereby authorised to
finalise ESOS-2011 detailing therein all the terms
for granting of employee stock options-(including
terms relating to eligibility of the said employees
under-ESOS-2011), to grant the options under
CONTD

Non-Voting
CONT

CONTD the said ESOS-2011 (detailing the terms
of the options) at such time or-times as it may
decide in its absolute discretion and is also
authorised to-determine, in its absolute
discretion, as to when the said equity shares are-
to be issued, the number of shares to be issued
in each tranche, the terms or-combination of
terms subject to which the said shares are to be
issued-(including the combination of terms for
shares issued at various points of-time), the
conditions under which options vested in
employees may lapse,-terms relating to specified
time within which the employee should exercise-
his option in the event of his termination or
resignation, terms relating to-dividend on the
shares to be issued, terms relating to the manner
in which-the perquisite tax shall be recovered by
the Corporation from the concerned-CONTD

Non-Voting
CONT

CONTD eligible employee under the provisions of
the Income-tax Act, 1961 and-the Rules made
thereunder and such other terms as could be
applicable to the-offerings of similar nature."
Resolved further that the board be and is-hereby
authorised to decide on the number of options to
be granted to each of-the non-executive directors
of the Corporation; subject however that the-
aggregate of such options to be granted to all
non-executive directors shall-not exceed a
maximum of 10% of the options to be granted
under ESOS-2011 in-any financial year and in
aggregate." Resolved further that the board be
and-is hereby authorised to recover the
perquisite tax (including but not limited-to any
other charge/cess/levy that may be imposed by
the Government of India-thereon), if any,
pursuant to issue of shares/ grant of options
under CONTD

Non-Voting
CONT

CONTD ESOS-2011, from the concerned eligible
employee as provided in ESOS-2011 and subject
to the provisions of the Income-tax Act, 1961 and
the Rules-made thereunder, as amended, from
time to time." "Resolved further that-subject to the
terms stated herein, the equity shares allotted
pursuant to-this resolution shall rank pari passu
inter se and with the then existing-equity shares
of the Corporation, in all respects." "Resolved
further that-the Board be and is hereby
authorised to settle all question, difficulties or-
doubts that may arise in relation to the
formulation and implementation of-ESOS 2011
and to the shares (including to amend or modify
any of the terms-thereof) issued herein without
being required to seek any further consent or-
approval of the Members or otherwise to the end
and intent that the Members-CONTD

Non-Voting
CONT

CONTD shall be deemed to have given their
approval thereto expressly by the-authority of this
resolution." "Resolved further that the board be
and is-hereby authorised to vary, amend, modify
or alter the terms of ESOS  2011 in-accordance
with and subject to any guidelines, rules or
regulations that may-be issued by any
appropriate regulatory / statutory authority." "
Resolved-further that for the purpose of giving
effect to this resolution, the Board-be and is
hereby authorised to do all such acts, deeds,
matters and things-and execute all such deeds,
documents, instruments and writings as it may in-
its sole and absolute discretion deem necessary
in relation thereto."-"Resolved further that the
Board be and is hereby authorised to delegate
all-or any of the powers herein conferred to any
director(s) and/or officer(s) of-CONTD

Non-Voting
CONT	CONTD the Corporation, to give effect to this resolution"	Non-Voting
CROMPTON GREAVES LTD
Security	Y1788L144	Meeting Type	Annual General Meeting
Ticker Symbol	CRG	Meeting Date	19-Jul-2011
ISIN	INE067A01029	Agenda	703191205 - Management
Record Date	Holding Recon Date	15-Jul-2011
City /	Country	MUMBAI	/	India	Vote Deadline Date	11-Jul-2011
SEDOL(s)	B1B90H9	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	Adoption of Directors' Report and Accounts	Management	For	For
2	Confirmation of Dividends	Management	For	For
3	Re-appointment of Director retiring by Rotation: Mr SM Trehan	Management	For	For
4	Re-appointment of Director retiring by Rotation: Mr G Thapar	Management	For	For
5	Re-appointment of Director retiring by Rotation: Mr S Bayman	Management	For	For
6	Appointment of Auditors: Sharp & Tannan, Chartered Accountants, Registration No 109982W	Management	For	For
7	Extension of tenure of Mr SM Trehan as Managing Director	Management	For	For
8	Appointment of Director: Mr L Demortier	Management	For	For
9	Appointment of Mr L Demortier as CEO and Managing Director	Management	For	For
10	Appointment of Mr S Goswami	Management	For	For
WIPRO LTD
Security	Y96659142	Meeting Type	Annual General Meeting
Ticker Symbol	WPRO	Meeting Date	19-Jul-2011
ISIN	INE075A01022	Agenda	703192295 - Management
Record Date	Holding Recon Date	15-Jul-2011
City /	Country	BANGALORE	/	India	Vote Deadline Date	11-Jul-2011
SEDOL(s)	6206051	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Adoption of Report and Accounts as at March 31, 2011	Management	For	For
2	Confirmation of payment of Interim Dividend on Equity Shares and Declaration of Final Dividend on equity shares	Management	For	For
3	Re-appointment of Mr Suresh C Senapaty as Director	Management	For	For
4	Re-appointment of Mr William Arthur Owens as Director	Management	For	For
5	Re-appointment of Mr B C Prabhakar as Director	Management	For	For
6	Re-appointment of Statutory Auditors-M/s BSR Co	Management	For	For
7	Appointment of Mr.M.K.Sharma as Director	Management	For	For
8	Appointment of Mr.T.K.Kurien as Director	Management	For	For
9	Re-appointment of Mr. Azim H Premji as Chairman and Managing Director	Management	For	For
10	Modification of the terms of appointment and payment of remuneration to Mr. Girish S Paranjpe	Management	For	For
11	Modification of the terms of appointment and payment of remuneration to Mr. Suresh Vaswani	Management	For	For
12	Payment of remuneration by way of commission to Non-Executive Director	Management	For	For
SESA GOA LTD
Security	Y7673N111	Meeting Type	Annual General Meeting
Ticker Symbol	SESA	Meeting Date	21-Jul-2011
ISIN	INE205A01025	Agenda	703186228 - Management
Record Date	Holding Recon Date	19-Jul-2011
City /	Country	PANAJI	/	India	Vote Deadline Date	13-Jul-2011
SEDOL(s)	6136040 - B01Z575	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	To receive, consider and adopt the Audited Balance Sheet as at 31st March, 2011 and the Profit & Loss Account for the year ended on that date and the Reports of the Directors and Auditors thereon	Management	For	For
2	To declare dividend	Management	For	For
3	To appoint a director in place of Mr. Ashok Kini who retires by rotation and being eligible offers himself for re-appointment	Management	For	For
4	To appoint a director in place of Mr. P.G. Kakodkar who retires by rotation and being eligible offers himself for re-appointment	Management	For	For
5	To appoint Auditors to hold office from the conclusion of this meeting until the conclusion of the next Annual General Meeting and to fix their remuneration	Management	For	For
6

Resolved that Mr. J.P. Singh, who was appointed
as an Additional Director by the Board of
Directors at their meeting held on 19th July, 2010
and who ceases to hold office at this Annual
General Meeting pursuant to Section 260 of the
Companies Act, 1956 and who is eligible for
appointment and in respect of whom the
Company has received a notice under Section
257 of the Companies Act, 1956 from a member
proposing his candidature for the office of a
director, be and is hereby appointed as a Director
of the Company liable to retire by rotation

Management	For	For
7

Resolved that pursuant to Sections 309(4) and
310 of the Companies Act, 1956, authority be
and is hereby accorded to the Board of Directors
to decide payment of commission to the Non-
Wholetime Directors of the Company, not being
Managing/Wholetime Directors (in such manner
as the Board of Directors may from time to time
determine) upto Rupees 75 lakhs per year
computed in the manner laid down in Section
198(1) of the Companies Act, 1956

Management	For	For
EXIDE INDUSTRIES LTD
Security	Y2383M131	Meeting Type	Annual General Meeting
Ticker Symbol	EXID	Meeting Date	21-Jul-2011
ISIN	INE302A01020	Agenda	703199922 - Management
Record Date	Holding Recon Date	19-Jul-2011
City /	Country	KOLKATA	/	India	Vote Deadline Date	13-Jul-2011
SEDOL(s)	B1D3ZC9 - B1FCQJ8	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT RESOLUTION 6 IS A SHAREHOLDER PROPOSAL WHEREAS MANAGEMENT-RECOMMENDS TO VOTE IN FAVOR OF THIS RESOLUTION. THANK YOU	Non-Voting
1	To consider and adopt the Profit and Loss Account for the year ended 31 March, 2011 and the Balance Sheet as at that date together with the Reports of the Directors and the Auditors thereon	Management	For	For
2	To declare a dividend	Management	For	For
3	To appoint a Director in place of Mr R B Raheja who retires by rotation and, being eligible, offers himself for reappointment	Management	For	For
4	To appoint a Director in place of Mr W Wong who retires by rotation and, being eligible, offers himself for reappointment	Management	For	For
5	To appoint Auditors and to fix their remuneration	Management	For	For
6

Resolved that in accordance with the provisions
of Section 257 of the Companies Act, 1956, Mr
Nadeem Kazim, who was appointed as an
Additional Director pursuant to the provisions of
Section 260 of the Companies Act, 1956 and
Article 104 of the Articles of Association of the
Company, be and is hereby appointed as a
Director of the Company. Resolved further that in
accordance with Section 198, 269, 309 and all
other applicable provisions, read with Schedule
XIII of the Companies Act, 1956, approval of the
CONTD

Management	For	For
CONT

CONTD Company is hereby accorded to the
appointment of Mr Nadeem Kazim as a-Whole-
time Director of the Company for a period of five
years with effect-from 1st May, 2011 on the terms
and conditions including remuneration as set-out
in the Explanatory Statement annexed to the
Notice convening this Meeting-with liberty to the
Board of Directors, including any Committee
thereof, to-alter and vary the terms and
conditions of appointment and/or remuneration-
subject to the limits specified under Schedule XIII
of the Companies Act,-1956 and any statutory
modification or re-enactment thereto

Non-Voting
ITC LTD
Security	Y4211T171	Meeting Type	Annual General Meeting
Ticker Symbol	ITC	Meeting Date	29-Jul-2011
ISIN	INE154A01025	Agenda	703201436 - Management
Record Date	Holding Recon Date	27-Jul-2011
City /	Country	KOLKATA	/	India	Vote Deadline Date	21-Jul-2011
SEDOL(s)	B0JGGP5 - B0LKLQ1	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	To consider and adopt the Accounts of the Company for the financial year ended 31st March, 2011, the Balance Sheet as at that date and the Reports of the Directors and Auditors thereon	Management	For	For
2	To declare dividend for the financial year ended 31st March, 2011	Management	For	For
3	To elect Mr. Hugo Geoffrey Powell, Dr. Basudeb Sen, Mr. Balakrishnan Vijayaraghavan and Mr. Serajul Haq Khan as the Directors in place of those retiring by rotation	Management	For	For
4

Resolved that Messrs. Deloitte Haskins & Sells,
Chartered Accountants (Registration No.
302009E), be and are hereby appointed as the
Auditors of the Company to hold such office until
the conclusion of the next Annual General
Meeting to conduct the audit at a remuneration of
INR 165,00,000/-payable in one or more
installments plus service tax as applicable, and
reimbursement of out-of-pocket expenses
incurred

Management	For	For
5

Resolved that Mr. Krishnamoorthy Vaidyanath be
and is hereby appointed a Director of the
Company, liable to retire by rotation, for a period
of five years from the date of this Meeting, or till
such earlier date to conform with the policy on
retirement as may be determined by the Board of
Directors of the Company and / or by any
applicable statutes, rules, regulations or
guidelines

Management	For	For
6

Resolved that, in accordance with the applicable
provisions of the Companies Act, 1956, or any
amendment thereto or re-enactment thereof, this
Meeting hereby approves the appointment of Mr.
Nakul Anand as a Director, liable to retire by
rotation, and also as a Wholetime Director of the
Company, for a period of three years with effect
from 3rd January, 2011, or till such earlier date to
conform with the policy on retirement as may be
determined by the Board of Directors of the
Company and / or by any applicable statutes,
rules, regulations or guidelines, on such
remuneration as set out in the Explanatory
Statement annexed to the Notice convening this
Meeting

Management	For	For
7

Resolved that, in accordance with the applicable
provisions of the Companies Act, 1956, or any
amendment thereto or re-enactment thereof, this
Meeting hereby approves the appointment of Mr.
Pradeep Vasant Dhobale as a Director, liable to
retire by rotation, and also as a Wholetime
Director of the Company, for a period of three
years with effect from 3rd January, 2011, or till
such earlier date to conform with the policy on
retirement as may be determined by the Board of
Directors of the Company and / or by any
applicable statutes, rules, regulations or
guidelines, on such remuneration as set out in
the Explanatory Statement annexed to the Notice
convening this Meeting

Management	For	For
8

Resolved that, in accordance with the applicable
provisions of the Companies Act, 1956, or any
amendment thereto or re-enactment thereof, this
Meeting hereby approves the re-appointment of
Mr. Yogesh Chander Deveshwar as a Director,
not liable to retire by rotation, and also as a
Wholetime Director and Chairman of the
Company, for a period of five years with effect
from 5th February, 2012, on such remuneration
as set out in the Explanatory Statement annexed
to the Notice convening this Meeting. Further
Resolved that, as a process of succession
planning, a part of this tenure may be served by
Mr. Deveshwar as Non-Executive Chairman as
the Board of Directors of the Company ('the
Board') may determine, the remuneration for
such period of Non-Executive Chairmanship to
be determined afresh by the Board

Management	For	For
CMMT

PLEASE NOTE THAT THIS IS A REVISION
DUE TO ADDITION OF DIRECTORS' NAMES.
IF YO-U HAVE ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS-YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

Non-Voting
AUROBINDO PHARMA LTD
Security	Y04527142	Meeting Type	Annual General Meeting
Ticker Symbol	ARBP	Meeting Date	29-Jul-2011
ISIN	INE406A01037	Agenda	703218544 - Management
Record Date	Holding Recon Date	27-Jul-2011
City /	Country	HYDERABAD	/	India	Vote Deadline Date	21-Jul-2011
SEDOL(s)	6702634	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1

To receive, consider and adopt the audited
balance sheet as at March 31, 2011 and profit
and loss account and cash flow statement for the
year ended on that date and the report of the
Board of Directors and the Auditors thereon

Management	For	For
2	To declare dividend on the equity shares	Management	For	For
3	To appoint a director in place of Mr. K. Ragunathan who retires by rotation and being eligible, offers himself for reappointment	Management	For	For
4	To appoint a director in place of Dr. M. Sivakumaran who retires by rotation and being eligible, offers himself for reappointment	Management	For	For
5	To appoint a director in place of Mr. M. Madan Mohan Reddy who retires by rotation and being eligible, offers himself for reappointment	Management	For	For
6

To appoint M/s. S.R. Batliboi and associates
(Registration No. 101049W) as Statutory Auditors
of the company to hold office from the conclusion
of this Annual General Meeting until the
conclusion of the next Annual General Meeting
and to authorize the board of directors to fix their
remuneration

Management	For	For
7

Resolved that pursuant to the provisions of
Sections 198 269, 309, 311 and other applicable
provisions, if any, of the Companies Act, 1956
(Act) read with Schedule XIII to the said Act and
subject to such other consents approvals as may
be required, Mr. P.V. Ramprasad Reddy be and
is hereby reappointed as a Whole Time Director
of the Company in the capacity of Executive
Chairman for a further period of five years with
effect from June 29, 2011 and whose term of
office shall not be liable to determination by
retirement of directors at the specified
remuneration and perquisites. CONTD

Management	For	For
CONT

CONTD Further resolved that notwithstanding
anything to the contrary herein-contained, where
in any financial year during the currency of the
tenure of-Mr. P.V. Ramprasad Reddy, the
company has no profits or its profits are-
inadequate, the company will pay remuneration
by way of salary, allowances-and perquisites
within the limits as laid down under Sections 198,
309, 310-and all other applicable provisions, if
any, of the Act read with Schedule-XIII of the Act,
as in force from time to time

Non-Voting
8

Resolved that pursuant to the provisions of
Sections 198, 269, 309, 311 and other applicable
provisions, if any, of the Companies Act, 1956
(Act), read with Schedule XIII to the said Act and
subject to such other consents approvals as may
be required, Mr. K. Nithyananda Reddy be and is
hereby reappointed as Managing Director of the
Company for a further period of five years with
effect from June 29, 2011 whose term of office
shall not be liable to determination by retirement
of directors at the specified remuneration and
perquisites. CONTD

Management	For	For
CONT

CONTD Further resolved that notwithstanding
anything to the contrary herein-contained, where
in any financial year during the currency of the
tenure of-Mr. K. Nithyananda Reddy, the
company has no profits or its profits are-
inadequate, the company will pay remuneration
by way of salary, allowances-and perquisites
within the limits as laid down under Sections 198,
309, 310-and all other applicable provisions, if
any, of the Act read with Schedule-XIII of the Act,
as in force from time to time

Non-Voting
9

Resolved that pursuant to Section 314(1) and
other applicable provisions, if any, of the
Companies Act, 1956 (Act), the remuneration
payable to Ms. K. Kirthi Reddy, Head Unit IV, a
relative of Mr. P. V. Ramprasad Reddy,
Chairman, Mr. K. Nithyananda Reddy, Managing
Director and Mr. P. Sarath Chandra Reddy,
Director of the Company be increased to INR
1,00,000 (Rupees One Lakh) per month with
effect from April 1, 2011 consisting of Basic
Salary, HRA together with Provident Fund
Benefits, Leave Travel Concession,
reimbursement of medical expenses and other
benefits and perquisites as per the rules of the
Company. Resolved further that the CONTD

Management	For	For
CONT

CONTD Board of Directors of the Company be
and is hereby authorized to-promote her to higher
cadres and/or sanction her increments and/or-
accelerated increments within the said cadre or
higher cadre as and when the-Board of Directors
deem fit, subject to the rules and regulations of
the-Company in force, from time to time within
the permissible total monthly-remuneration that
may be prescribed in this behalf from time to time
under-Section 314 of the Act

Non-Voting
10

Resolved that pursuant to the provisions of
Section 310 and other applicable provisions, if
any, of the Companies Act, 1956, and Article 40
of the Articles of Association of the Company and
subject to such approvals including approval of
Central Government, as may be required,
consent be and is hereby accorded for
enhancement in the payment of the sitting fees to
each of the director up to an amount not
exceeding INR 50,000 for attending each
meeting of the Board of Directors or a Committee
thereof, of the Company as may hereinafter be
decided by the Board of Directors of the company

Management	For	For
CMMT

PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION OF TEXT IN
RESOLUTION-6. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FOR-M UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.

Non-Voting
HAVELLS INDIA LTD
Security	Y3114H136	Meeting Type	Annual General Meeting
Ticker Symbol	HAVL	Meeting Date	01-Aug-2011
ISIN	INE176B01026	Agenda	703207743 - Management
Record Date	Holding Recon Date	28-Jul-2011
City /	Country	NEW DELHI	/	India	Vote Deadline Date	22-Jul-2011
SEDOL(s)	6709776 - B12L4R2	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1

To receive, consider and adopt the Audited
Balance Sheet of the Company as at 31st March,
2011, the Profit and Loss Account of the
Company for the year ended on that date, and
the Reports of the Auditors and Directors thereon

Management	For	For
2	To declare dividend for the financial year ended on 31st March, 2011	Management	For	For
3	To appoint a Director in place of Shri. Avinash Parkash Gandhi, who retires by rotation and being eligible, offers himself for re-appointment	Management	For	For
4	To appoint a Director in place of Shri. Niten Malhan who retires by rotation and being eligible, offers himself for re-appointment	Management	For	For
5

Resolved that pursuant to the provisions of
Section 224 of the Companies Act, 1956, M/s V.
R. Bansal & Associates, Chartered Accountants
(Registration No. 016534N), be and are hereby
reappointed as the auditors of the Company till
the conclusion of the next Annual General
Meeting and the Board of Directors / Audit
Committee of the Company be and is hereby
authorised to fix their remuneration

Management	For	For
6

Resolved that M/s. S. R. Batliboi & Co.,
Chartered Accountants (Registration No.
301003E), be and are hereby appointed as the
Joint Auditors of the Company together with M/s
V. R. Bansal & Associates, Chartered
Accountants, the retiring Auditors of the
Company from the conclusion of the ensuing
Annual General Meeting till the conclusion of the
next Annual General Meeting and the Board of
Directors / Audit Committee of the Company be
and is hereby authorised to fix their remuneration

Management	For	For
TATA STEEL LTD, MUMBAI
Security	Y8547N139	Meeting Type	Annual General Meeting
Ticker Symbol	TATA	Meeting Date	03-Aug-2011
ISIN	INE081A01012	Agenda	703203430 - Management
Record Date	Holding Recon Date	01-Aug-2011
City /	Country	MUMBAI	/	India	Vote Deadline Date	26-Jul-2011
SEDOL(s)	6101156 - B0K7S40	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT RESOLUTION 8 IS A SHAREHOLDER PROPOSAL WHEREAS MANAGEMENT-RECOMMENDS TO VOTE IN FAVOR OF THIS RESOLUTION. THANK YOU.	Non-Voting
1

To receive, consider and adopt the Audited Profit
and Loss Account for the year ended 31st March,
2011 and the Balance Sheet as at that date
together with the Report of the Board of Directors
and the Auditors thereon

Management	For	For
2	To declare Dividend on Ordinary Shares	Management	For	For
3	To appoint a Director in the place of Mr. R. N. Tata, who retires by rotation and is eligible for re- appointment	Management	For	For
4	To appoint a Director in the place of Mr. Nusli N. Wadia, who retires by rotation and is eligible for re-appointment	Management	For	For
5	To appoint a Director in the place of Mr. Subodh Bhargava, who retires by rotation and is eligible for re-appointment	Management	For	For
6	To appoint a Director in the place of Mr. Jacobus Schraven, who retires by rotation and is eligible for re-appointment	Management	For	For
7	To appoint auditors and fix their remuneration	Management	For	For
8

To appoint a Director in place of Dr. Karl-Ulrich
Koehler, who was appointed an Additional
Director of the Company by the Board of
Directors with effect from 12th November, 2010,
under Section 260 of the Companies Act, 1956,
(the Act) and who holds office upto the date of
the forthcoming Annual General Meeting but who
is eligible for appointment and in respect of whom
the Company has received a notice in writing
from a Member proposing his candidature for the
office of Director under the provisions of Section
257 of the Act

Management	For	For
9	Commission to Directors other than the Managing and Whole-time Directors	Management	For	For
GLENMARK PHARMACEUTICALS LTD
Security	Y2711C144	Meeting Type	Annual General Meeting
Ticker Symbol	GNP	Meeting Date	11-Aug-2011
ISIN	INE935A01035	Agenda	703239459 - Management
Record Date	Holding Recon Date	09-Aug-2011
City /	Country	MUMBAI	/	India	Vote Deadline Date	03-Aug-2011
SEDOL(s)	6698755 - B56NHK6	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1

To receive, consider, approve and adopt the
audited  balance sheet as at 31st March, 2011
and the profit and loss account of the  company
for the year ended on that date together with the
reports of the directors and auditors thereon

Management	For	For
2	To declare dividend on equity shares	Management	For	For
3	To appoint a director in place of Mrs. B. E. Saldanha who retires by rotation and being eligible, offers herself for reappointment	Management	For	For
4	To appoint a director in place of Mrs. Cheryl Pinto who retires by rotation and being eligible, offers herself for reappointment	Management	For	For
5	To appoint a director in place of Mr. D. R. Mehta who retires by rotation and being eligible, offers himself for reappointment	Management	For	For
6

To appoint M S Walker, Chandiok and Co.,
auditors of the company to hold office from the
conclusion of this annual general  meeting until
the conclusion of the next annual general
meeting and to fix  their remuneration

Management	For	For
TATA MOTORS LTD, MUMBAI
Security	Y85740143	Meeting Type	Annual General Meeting
Ticker Symbol	TTMT	Meeting Date	12-Aug-2011
ISIN	INE155A01014	Agenda	703253461 - Management
Record Date	Holding Recon Date	10-Aug-2011
City /	Country	MUMBAI	/	India	Vote Deadline Date	04-Aug-2011
SEDOL(s)	6101509 - B01Z5H5	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1

To receive, consider and adopt the Audited Profit
and Loss Account for the year ended March 31,
2011 and the Balance Sheet as at that date
together with the Reports of the Directors and the
Auditors thereon

Management	For	For
2	To declare a dividend on Ordinary Shares and 'A' Ordinary Shares	Management	For	For
3	To appoint a Director in place of Mr. Ravi Kant, who retires by rotation and is eligible for re- appointment	Management	For	For
4	To appoint a Director in place of Mr. N N Wadia, who retires by rotation and is eligible for re- appointment	Management	For	For
5	To appoint a Director in place of Mr. S M Palia, who retires by rotation and is eligible for re- appointment	Management	For	For
6	To appoint Auditors and fix their remuneration	Management	For	For
7

Resolved that Dr. Ralf Speth who was appointed
by the Board of Directors as an Additional
Director of the Company with effect from
November 10, 2010 and who holds office upto
the date of this Annual General Meeting of the
Company, in terms of Section 260 of the
Companies Act, 1956 ('the Act'), but who is
eligible for appointment and in respect of whom
the Company has received a notice in writing
from a Member under Section 257 of the Act
proposing his candidature for the office of
Director of the Company, be and is hereby
appointed a Director of the Company whose
office shall be liable to retirement by rotation

Management	For	For
8

Resolved that subject to the provisions of Section
94 and other applicable provisions, if any, of the
Companies Act, 1956 ('the Act') (including any
statutory modification(s) or re-enactment thereof,
for the time being in force) and Article 69 of
Articles of Association of the Company and
subject to the approvals, consents, permissions
and sanctions as may be necessary from the
concerned authorities or bodies, 70,00,00,000
Ordinary Shares and 20,00,00,000 'A' Ordinary
Shares both having a face value of INR 10 each

Management	For	For	None

in the Authorised Share Capital of the Company
be sub-divided into 3,50,00,00,000 Ordinary
Shares and 1,00,00,00,000 'A' Ordinary Shares
both of INR 2 each and that 30,00,00,000
Convertible Cumulative Preference Shares of
INR 100 each in the Authorised Share Capital of
the Company would remain unchanged CONTD

CONT

CONTD and that Clause V of the Memorandum
of Association of the Company be-altered
accordingly. Resolved further that pursuant to the
said sub-division-the 53,83,22,483 Issued and
Subscribed Ordinary Shares and 9,63,86,471
Issued-and Subscribed 'A' Ordinary Shares, both
having a face value of INR 10 each,-hereinafter
together referred to as the 'Existing Share(s)'
shall stand-sub-divided into 2,69,16,12,415
Ordinary Shares of the face value of INR 2-each
and 48,19,32,355 'A' Ordinary Shares of the face
value of INR 2 each-(hereinafter together referred
to as 'the Shares'). Resolved further that-upon
the said sub-division of the Existing Share
certificate(s) in relation-to the existing Ordinary
and 'A' Ordinary Shares of the face value of INR
10-each held in physical form shall be deemed to
have been automatically-cancelled and be of no
effect on and CONTD

Non-Voting
CONT

CONTD from the Record Date fixed by the Board
of Directors of the Company-(hereinafter referred
to as 'the Board', which term shall be deemed to-
include any Committee which the Board may
constitute to exercise its powers,-including
powers conferred by this resolution) for this
purpose and the-Company may without requiring
the surrender of the certificates for the-Existing
Shares, directly issue and dispatch new share
certificates in lieu-thereof, in accordance with the
provisions of the Companies (Issue of Share-
Certificates) Rules, 1960 and in the case of
Existing Shares held in-dematerialized form or in
respect of Members who opt to receive the-
subdivided Shares in dematerialized form, the
sub-divided Shares shall be-credited to the
respective beneficiary account of the Members
with the-Depository Participants. CONTD

Non-Voting
CONT

CONTD Resolved further that the Board be and
is hereby authorized to take all-such steps as
may be necessary for obtaining such approvals,
to execute all-such documents, instruments and
writings, to do all such acts, matters and-things
as may be required in this connection and to
delegate all or any of-the powers herein vested in
the Board to give effect to the aforesaid-
resolution

Non-Voting
WELSPUN CORP LTD
Security	Y9536Y102	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	WLCO	Meeting Date	13-Aug-2011
ISIN	INE191B01025	Agenda	703261379 - Management
Record Date	Holding Recon Date	11-Aug-2011
City /	Country	GUJARAT	/	India	Vote Deadline Date	05-Aug-2011
SEDOL(s)	B07PYG1	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1

Resolved that pursuant to the provisions of
Section 81(1A) and other applicable provisions, if
any, of the Companies Act, 1956 (including any
amendments thereto or re-enactment thereof)
(the "Act") and all other applicable laws and
regulations including the Foreign Exchange
Management Act, 1999, the Foreign Exchange
Management (Transfer or Issue of Security by a
Person Resident outside India) Regulations,
2000, any statutory modification(s) or re-
enactment thereof, for the time being in force and
the regulations/guidelines, if any, issued by the
Government of India, the Securities and
Exchange Board of India (the "SEBI"), the
Reserve Bank of India (the "RBI") and any other
applicable laws, rules and regulations (including
any amendment thereto or reenactment thereof
for the time being in force) and enabling
provisions in the Memorandum of Association
and Articles of Association of the Company and
Listing Agreements entered into by the Company
with the Stock Exchanges where the shares of
the Company are listed, and subject to such
approvals, consents, permissions and sanctions
of relevant statutory, governmental authorities or
departments, institutions or bodies (the
"Concerned Authorities") in this regard, as may
be required and applicable and further subject to
such terms and conditions or modifications
thereto as may be prescribed or imposed by any
of the Concerned Authorities while granting such
approvals, and permissions as may be necessary
or which may be agreed to by the Board of
Directors of the Company (hereinafter referred to
as the "Board", which term shall include any
committee constituted by the Board or any
person(s) authorized by the Board to exercise the
powers conferred on the Board by this
Resolution), the consent of the Company be and
is hereby accorded to the Board to create, offer,
issue and allot on preferential basis to Granele
Limited, a company incorporated under the laws
of Republic of Cyprus having the address 11,
Lemesou Avenue, Galatariotis Building, 2nd
Floor, 2112, Nicosia, Cyprus and an Affiliate of
Insight Solutions Limited (the "Investor") in
accordance with applicable law, 1 (One)
Compulsorily Convertible Debenture ("CCD") or
such other instruments as may be decided by the

Management	For	For	None

Board (the "Securities") convertible in to
35,038,889 (Thirty Five million Thirty Eight
thousand Eight Hundred Eighty Nine) Equity
Shares of the face value of INR 5 (Rupees Five)
each fully paid-up for cash aggregating to the
issue amount of INR 7,883,750,025 (Rupees
Seven billion Eight Hundred Eighty Three million
Seven Hundred Fifty thousand and Twenty Five)
through preferential issue in accordance with the
guidelines for preferential issue prescribed under
Chapter VII of the SEBI (Issue of Capital and
Disclosure Requirements) Regulations, 2009, as
may be amended from time to time, ("Preferential
Issue") (the "SEBI Regulations") and other
applicable laws and to create, offer, issue and
allot to the Investor such number of Equity
Shares of the Company as may be required,
upon full or partial conversion of CCD, from time
to time, subject to applicable laws. Resolved
further that subject to applicable laws, the Board
be and is hereby authorized to decide all the
matters incidental to the aforesaid issue of
Securities including but not limited to the revision
in the nominal value of CCD, change in the
description of the Securities, conversion price i.e.
issue price of Equity Shares upon conversion of
Securities in to Equity Shares. Resolved further
that (I) the Relevant Date for the Preferential
Issue, on the basis of which the minimum price of
the Equity Shares to be issued on conversion of
the Securities shall be determined as specified
under the applicable laws, and shall be the date
30 days prior to date of this meeting, i.e. 14th
July,2011 (the "Relevant Date"). (ii) the Securities
issued shall be fully paid-up and the allotment of
such Securities shall be completed within 15
days from the date of this Resolution or such
other time as may be allowed under the SEBI
Regulations from time to time and the Securities
shall not be eligible to be sold for such period as
prescribed under the SEBI Regulations. (iii) the
Securities to be created, issued, offered and
allotted shall be subject to the provisions of the
Memorandum of Association and Articles of
Association of the Company and the Equity
Shares to be allotted at the time of conversion of
the Securities in terms of this Resolution shall
rank pari passu in all respects with the existing
Equity Shares of the Company. (iv) subject to
applicable statutory and/or regulatory
requirements, the Board be and is hereby
authorized on behalf of the Company to finalise
the pricing, terms and conditions relating to the
issue of the Securities and any other matter in
connection with, or incidental to, the issue of the
Securities as the Board, in its absolute discretion,
deems necessary or desirable, together with any
amendments or modifications thereto. (v) to
issue, allot and take such steps as may be
required for the listing of Equity Shares on the
Stock Exchanges, with respect to Equity Shares
as may be required to be issued upon conversion
of CCD. Resolved further that the Common Seal
of the Company, if required, be affixed on any

agreement, undertaking, deed or other document
as may be required for the matters incidental to
the issue of the Securities, in the presence of
anyone or more of the Directors of the Company
or anyone or more of the officers of the Company
as may be authorized by the Board in
accordance with the Articles of the Association of
the Company. Resolved further that for the
purpose of giving effect to the aforesaid and
following resolutions, the Board be and is hereby
authorized to do all such acts, deeds, matters
and things as it may, in Its absolute discretion
deem necessary or desirable, including without
limitation, to execute agreements, deeds and
other documents with intermediaries, advisors
and Stock Exchanges as may be necessary, to
settle any question, difficulty or doubt that may
arise in regard to the creation, offer, issue and
allotment of the Securities and its conversion into
Equity Shares and subsequent listing on the
Stock Exchanges as aforesaid. Resolved further
that the Board, be and is hereby authorized to
delegate all the above powers and authorities to
any person or persons or committee of the
Board, as it in its absolute discretion deems fit to
give effect to the above Resolutions. Resolved
further that the acts, deeds and things already
done by the Board or any designated officer of
the Company in this regard be and are hereby
confirmed, approved and ratified

2

Resolved that pursuant to Section 81(1A) and all
other applicable provisions, if any, of the
Companies Act, 1956 (including any
modifications or re-enactments thereof, for the
time being in force), subject to all applicable laws
and in accordance with all the relevant provisions
of the Memorandum of Association and Articles
of Association of the Company and the Listing
Agreements entered into by the Company with
the Stock Exchanges where the Company's
shares are listed and subject to any necessary
approval, consent, permission and/ or sanction of
the Central Government, Reserve Bank of India
and / or any other appropriate regulatory
authorities, and subject to such conditions as
may be prescribed by any of them while granting
any such approval, consent, permission, or
sanction, and which may be agreed to by the
Board of Directors of the Company (hereinafter
referred to as "Board", which term shall be
deemed to include any committee constituted by
the Board or any person(s) authorized by the
Board in this regard), the consent of the
Company be and is hereby accorded to the
Board to issue, offer and allot, in the course of
one or more offering(s), to Insight Solutions
Limited, a company incorporated under the laws
of Mauritius having the address Floor 4, Les
Cascades Building, Edith Cavell Street, Port
Louis, Mauritius (the "Investor") by way of a
private placement or by way of circulation of an
offering circular or registration statement or
otherwise, as may be required under applicable
law, Global Depository Receipts ("GDRs"), for an

Management	For	For	None

amount of USD 115,002,205.70 (United States
Dollars One Hundred Fifteen million Two
Thousand Two Hundred and Five and Cents
Seventy) (hereinafter referred to as "Securities"),
to be denominated in foreign currency, which, at
the option of the holders of the Securities may be
surrendered for the purpose of cancellation
against receipt of corresponding number of
underlying Equity Shares of the Company the
details whereof are more particularly set out in
the explanatory statement annexed hereto, and
such issue and allotment to be made in one or
more tranche or tranches, subject to applicable
law, on such terms and conditions as may be
decided and deemed appropriate by the
Board/committee of Directors at the time of issue
or allotment. Resolved further that subject to
applicable law for the purpose of giving effect to
the aforesaid, the consent of the Company be
and is hereby accorded to the Board to issue,
offer and allot, in the course of one or more
offering(s) such number of Equity Shares as may
be required for issue of the aforesaid GDRs.
Resolved further that the holder of the GDRs
shall have no voting rights with respect to the
Equity Shares underlying the GDRs, until such
GDRs are surrendered for withdrawal of the
Equity Shares underlying the GDRs. Resolved
further that for the purpose of giving effect to the
aforesaid and following resolutions, the Board be
and is hereby authorized to do all such acts,
deeds, matters and things as it may, in its
absolute discretion deem necessary or desirable,
including without limitation to settle any question,
difficulty or doubt that may arise in regard to the
creation, offer, issue and allotment of the
Securities and the Equity Shares required to be
issued for issue of the Securities. Resolved
further that without prejudice to the generality of
the above and subject to all applicable laws, the
aforesaid issue of Securities may have all or any
terms or combination of terms as are provided in
issue of securities of such nature internationally
and the Company be and is hereby authorized to
enter into and execute all such arrangements /
agreements as the case may be with any lead
managers, managers, underwriters, advisors,
guarantors, depositories, custodians and all such
agencies as may be involved or concerned in
such offerings of Securities and to remunerate all
such agencies including the payment of
commissions, brokerage, fees or the like, and
also to seek the listing of such Securities in one
or more stock exchanges in India and/or outside
India. Resolved further that the relevant date on
the basis of which price of issuance of GDRs
shall be determined shall be the date of the
meeting in which the Board or committee of the
Board decides to open the proposed issue of
Securities. Resolved further that subject to
applicable laws and wherever required, the Board
be and is hereby authorised to finalise and
approve the offering circular or registration
statement or placement document or term sheets

or agreements or deeds or otherwise in respect
of the proposed issue of the Securities and to
authorise any Director or Directors of the
Company or any other officer or officers of the
Company to sign the above documents for and
on behalf of the Company together with the
authority to amend, vary or modify the same as
such authorised persons may consider
necessary, desirable or expedient and for the
purpose aforesaid to give such declarations,
affidavits, certificates, consents and/or authorities
as may, in the opinion of such authorised person,
be required from time to time, and to arrange for
the submission of the offering circular or
registration statement or placement document or
term sheets or agreements or deeds or
otherwise, and any amendments and
supplements thereto, with any applicable Stock
Exchanges, government and regulatory
authorities, institutions or bodies, as may be
required under applicable law. Resolved further
that the Board, be and is hereby authorised to do
all such acts, deeds and things as the Board, in
its absolute discretion deems necessary or
desirable in connection with the issue of the
Securities and the Equity Shares to be issued for
issue of the Securities and to give effect to these
Resolutions, including, without limitation, the
following: (i) sign, execute and issue all
documents necessary in connection with the
issue of the Securities, including listing
applications to stock exchanges, in India and
overseas, and various agreements, undertakings,
deeds, declarations; (ii) giving or authorising the
giving by concerned persons of such
declarations, affidavits, certificates, consents and
authorities as may be required from time to time;
and (iii) settling any questions, difficulties or
doubts that may arise in regard to any such issue
or allotment of Securities as it may in its absolute
discretion deem fit. Resolved further that the
Board, be and is hereby authorized to delegate
all the above powers and authorities to any
person or persons or committee of the Board, as
it in its absolute discretion deems fit to give effect
to the above Resolutions

3

Resolved that pursuant to Section 31 and all
other applicable provisions, if any, of the
Companies Act, 1956 (the "Act") (including any
statutory modification or reenactment thereof for
the time being in force), the Articles of
Association ("AOA") of the Company be and are
hereby altered as under: (I) After the definition of
"The Act", under Article 2 (a) of the AOA, the
definition of "Affiliate" shall be inserted as follows:
"Affiliate" means, in relation to any Person, any
entity Controlled, directly or indirectly, by that
Person, or any entity that Controls, directly or
indirectly, that Person, or any entity under
common Control with that Person; (ii) After the
newly inserted definition of "Affiliate", under
Article 2 (a) of the AOA, the definition of "Annual
Business Plan" shall be inserted as follows:
"Annual Business Plan" means the region-wise

Management	For	For	None

annual revenue plan and the annual project plan
comprising, inter alia, the projected growth plan
and the detailed expenditure and investment plan
for the relevant Financial Year; (iii) After the
newly inserted definition of "Annual Business
Plan", under Article 2 (a) of the AOA, the
definition of "Applicable Law" shall be inserted as
follows: "Applicable Law" "Applicable Law"
means all applicable laws, bye-laws, statutes,
rules, regulations, orders, ordinances,
notifications, protocols, treaties, codes,
guidelines, policies, notices, directions, writs,
injunctions, judgments, decrees or other
requirements or official directive of any court of
competent authority or of any competent
Governmental Authority, including any
International Trade Governmental Authority, or
Person acting under the authority of any
competent Governmental Authority of the
Republic of India, including any International
Trade Governmental Authority. (iv) After the
definition of "Company", under Article 2 (a) of the
AOA, the definition of "Controlling", "Controlled
by" or "Control" shall be inserted as follows:
"Controlling", "Controlled by" or "Control":
"Controlling", "Controlled by" or "Control" with
respect to any Person, means the possession,
directly or indirectly, of the power to direct or
cause the direction of the management and
policies of such Person whether through the
ownership of voting securities, by agreement or
otherwise, or the power to elect more than one-
half of the directors, partners or other individuals
exercising similar authority with respect to such
Person;. (v) After the definition of "Document",
under Article 2 (a) of the AOA, the definition of
"Equity Shares" shall be inserted as follows
"Equity Shares": "Equity Shares" mean the equity
shares of the Company, having a face value of
INR 5 (Rupees Five) each; (vi) After the definition
of the "Extra Ordinary General Meeting", under
Article 2 (a) of the AOA, the definition of the
"Financial Statements" shall be inserted as
follows: "Financial Statements" shall mean, the
financial statements of the Company prepared in
accordance with Applicable Law and shall include
without limitation, the balance sheet and profit
and loss account, the notes to the financial
statements, directors report, the auditor's report
and all disclosures as prescribed in Schedule VI
of the Act; (vii) After the definition of the
"Financial Statements", under Article 2 (a) of the
AOA, the definition of the "GDRs" shall be
inserted as follows: "GDRs" "GDRs" means
global depository receipts issued by the
Company; (viii)The definition of the "Persons",
under Article 2 (a) of the AOA be replaced with
the definition of the "Person" as follows: "Person":
"Person" includes any individual, partnership,
corporation, company, Governmental Authority,
unincorporated organization, association, trust or
other entity (whether or not having a separate
legal entity); (ix) After the existing Article 240 of
the AOA of the Company, the following Articles

shall be inserted as Article 241: Investor's Rights
241.(1) On and from the date of allotment of the
Investor CCD (as defined below) to the Investor
(as defined below) or its Affiliate (as defined
below) ("Effective Date") the provisions in this
Article 241 shall prevail notwithstanding anything
to the contrary in any other Article. (2) For the
purposes of this Article 241 and Schedule 1,
except where the context otherwise requires, the
following terms shall have the following
meanings: (i) "Accounting Principles" shall mean
generally accepted accounting principles in India
as set forth inpronouncements of the Institute of
Chartered Accountants of India and in the Act
and as in effect from time to time; (ii) "Adjourned
Meeting" has the meaning ascribed to it in Article
241(5)(iii); (iii) "Affirmative Vote Items" means
each of the items listed in Schedule 1; (iv) "Anti-
Corruption Laws" shall mean laws, regulations or
orders of any International Trade Governmental
Authority or international organization prohibiting
the provision of a financial or other advantage for
a corrupt purpose or otherwise in connection with
the improper performance of a relevant function,
including without limitation the Indian Prevention
of Corruption Act, 1998, U.S. Foreign Corrupt
Practices Act (FCPA), the UK Bribery Act, 2010,
and similar laws governing corruption and
bribery, whether public, commercial or both to the
extent applicable to the Company; (v) "Big Four
Accounting Firms" means KPMG, Ernst & Young,
Deloitte, Haskins and Sells and Price
Waterhouse & Co.; (vi) "Board" means the board
of directors of the Company; (vii) "Business Day"
means any day on which banks generally are
open in India and Mauritius for the transaction of
normal banking business but does not include
Saturdays and Sundays; (viii) "Business" means
the business of manufacturing or\ distribution of
steel or steel pipes, plates and coils; (ix) "CCDs"
means compulsorily convertible debentures
issued by the Company; (x) "Competitor" means
any Person who at the time of the Transfer, is
engaged in any one or more of the Business, in
India or outside India, and either, earns or has
earned, during any of the 3 (Three) immediately
preceding financial years, more than 50 (Fifty) %
of its revenues from any one or more of the
Business, or generates or has generated, during
any of the 3 (Three) immediately preceding
financial years, revenue of more than USD
200,000,000 (United States Dollars Two Hundred
million) from any one or more of the Business, or
an Affiliate of such Person. Provided, however,
that a financial investor shall at no time be
considered to be a Competitor; (xi) "Effective
Date" shall have the meaning as ascribed to it in
Article 241(1) (xii) "Embargoed Person" shall
mean: (i) any entity or individual that is identified
on any applicable official government asset
freeze or economic sanctions list, including but
not limited to the U.S. "Specially Designated
Nationals and Blocked Persons" List (SDN List),
the EU Consolidated List, and the UN

Consolidated List; and (ii) any entity that is
owned or controlled by the foregoing, whether or
not identified in any list; (xiii) "Encumbrance"
means any mortgage, pledge, options, equitable
interest, assignment by way of security,
hypothecation, right of other Persons, claim,
security interest, encumbrance, title defect, title
retention agreement, voting trust agreement,
interest, option, lien, charge, commitment,
restriction or limitation of any nature whatsoever,
including restriction on use, voting rights,
transfer, receipt of income or exercise of any
other CONTD

CONT

CONTD attribute of ownership, right of set-off,
any arrangement (for the purpo-se of, or which
has the effect of, granting security), or any other
security i-nterest of any kind whatsoever, or any
agreement, whether conditional or other-wise, to
create any of the same; (xiv)"Equity Securities"
means Equity Shares-or preference shares of the
Company or rights or options to acquire the
Equity-Shares or preference shares of the
Company or securities convertible into or-
exchangeable for Equity Shares or preference
shares of the Company, including,-GDRs and
CCDs; (xv) "Export Control and Economic
Sanctions Laws" shall mean l-aws, regulations,
and orders imposing trade sanctions on
countries, individual-s or entities and/or
regulating the export, re-export, transfer,
disclosure or-provision of commodities, software,
technology or services including, without-
limitation, (i) US restrictions pursuant to the
Foreign Assets Control Regula-tions, 30 C.F.R.
Parts 500-599, the Iran Sanctions Act of 1996,
(Public Law 10-4- 172, 50 U.S.C. 1701 note, as
amended most recently by the Comprehensive
Ira-n Sanctions, Accountability, and Divestment
Act of 2010 (Public Law 111-195))-the Export
Administration Regulations (EAR), 15 C.F.R.
parts 730- 774, the Int-ernational Traffic in Arms
Regulations (ITAR), 22 C.F.R. parts 120-130; (ii)
E-U and EU Member State export controls
administered pursuant to Council Regulat-ion
(EC) 428/2009, economic and financial sanctions
or restrictive measures im-posed pursuant to EC
Regulations, and similar national export control
and sanc-tions measures of member states; and
(iii) similar export control and sanction-s laws,
regulations and orders of India and other
jurisdictions to the extent-applicable to the
Company; (xvi)"Financial Year" shall mean the
accounting yea-r of the Company commencing
each year on 1st April and ending on 31st March
of-the following year; (xvii)"First Investor
Nominee" shall mean the individual-nominated by
the Investor for appointment to the Board and
committees thereof-with effect from the Effective
Date; (xviii)"Governmental Authority" means any-
government authority, statutory authority,
government department, ministry, s-ecretariat,
agency, commission, board, tribunal, court or
other law, rule or r-egulation making entity having
jurisdiction on behalf of the Republic of India-, or

Non-Voting	None

any state or other subdivision thereof or any
municipality, district or o-ther subdivision thereof,
and includes the Stock Exchanges;
(xix)"Internationa-l Trade Governmental
Authority" shall mean any legislature, agency,
bureau, br-anch, department, division,
commission, court, tribunal, public international-
organization or other government body charged
with administering or with autho-rity to impose
penalties under, International Trade Laws; (xx)
"International-Trade Laws" shall mean Export
Control and Economic Sanctions Laws and Anti-
Cor-ruption Laws; (xxi)"Investor" means Insight
Solutions Limited, a company incor-porated
under the laws of Mauritius having the address
C/o International Manag-ement (Mauritius)
Limited, Floor 4, Les Cascades Building, Edith
Cavell Street-, Port Louis, Mauritius and unless it
be repugnant to the subject or context t-hereof,
means and includes its successors, permitted
assigns and Affiliates in-cluding, Granele Limited,
a company incorporated under the laws of
Cyprus; (xx-ii) "Investor CCD" means the CCD to
be subscribed by the Investor and issued b-y the
Company; (xxiii) "Investor Nominees" has the
meaning ascribed to it in A-rticle 241(5)(i)(a);
(xxiv) "Investor Ownership Percentage" means
the percenta-ge of Equity Securities held by the
Investor in the fully diluted issued and p-aid up
equity capital of the Company (excluding Equity
Shares to be issued upo-n exercise of employee
stock options, issued by the Company and
outstanding as-on 29 June 2011, an

CONT

CONTD of the Company intends to acquire any
iron-ore mine, the Company shall a-nd the
Company shall ensure that its Affiliates shall,
acquire such iron-ore m-ine on an arms-length
basis, in a manner acceptable to, and with the
prior wri-tten consent of, the Investor. (5)
Constitution of the Board and Committees of-the
Board (i) The Investor shall be entitled to: (a)
nominate for appointment-2 (two) individuals
being the First Investor Nominee and the Second
Investor-Nominee as directors on the Board
("Investor Nominees"). One of the Investor N-
ominees shall be a retiring director and the other
shall be a non-retiring dir-ector. (b) nominate 1
(one) of the Investor Nominees for appointment
to each c-ommittee of the Board, including
without limitation, the budget committee, the-
audit committee, the international trade practices
and governance committee a-nd the
remuneration committee. (c) require the
removal/reappointment of the In-vestor Nominees
from/to the Board or any committee thereof and
to nominate oth-er individuals as the Investor
Nominees and upon receipt of any such request
b-y the Company, the Company shall
immediately take all necessary actions to cau-se
such removal/appointment/re-appointment to be
duly made. (d) subject to App-licable Law,
nominate alternate directors to the Investor
Nominees to attend a-ny meetings of the Board
or committees thereof during the absence of the

Non-Voting	None

Inves-tor Nominees. (e) nominate, from time to
time, observers to attend any Board o-r
committee meeting at which both the Investor
Nominees cannot be present ("Ob-server"). (f)
nominate any one of the Investor Nominees for
appointment to the-Board of Welspun Maxsteel
Limited. (ii) The Investor Nominees shall be entitl-
ed to attend and vote in any meeting of the
Board. The Investor Nominee shall-be entitled to
attend and vote in any meeting of all committees
of the Board.-(iii) A valid quorum of any Board or
committee meeting shall require the prese-nce of
at least one of the Investor Nominees. In the
event at least one of the-Investor Nominees is
not present at any Board or committee meeting,
then such-meeting shall be automatically
adjourned to the same time on the day falling-15
(Fifteen) days after the date of such meeting
which has been adjourned purs-uant to this
provision or such other date as may be agreed to
by an Investor N-ominee in writing ("Adjourned
Meeting"). In the event one of the Investor Nomi-
nees is not present at the Adjourned Meeting,
then the directors then present-shall constitute a
quorum (provided that the directors present
would otherwise-constitute a quorum under these
Articles) and subject to Article 241(7), shal-l have
the right to discuss and decide all matters. (iv)
The Investor Nominees-shall have other rights at
par with other non-executive directors of the
Comp-any and shall receive all such benefits as
received by such other nonexecutive-directors of
the Company. (v) The Company shall constitute
committees of the-Board to be called (i) the
'budget committee'; and (ii) the 'international tra-
de practices and governance committee'. One of
the Investor Nominees shall be-appointed as a
member of the budget committee and the
international trade prac-tices and governance
committee. The budget committee shall approve
the annual-budget and the Annual Business Plan
of the Company and shall review the monthl-y
production schedule, monthly plant-wise sales
and the monthly order book of-the Company. The
'international trade practices and governance
committee' shal-l oversee the development of the
Company's ethics and compliance policies and-
procedures and their implementation on an
ongoing basis. (vi) At least 10 (Ten-) days before
the end of any Financial Year the Company shall
formulate the An-nual Business Plan and the
annual budget of the Company for the next
Financial-Year and the same shall

CONT

CONTD relevant company, if the Investor does
not give its prior written consen-t for such
decision, prior to 2 (Two) such consecutive
meetings, notwithstandi-ng subclause (i) above, a
decision in respect of such Affirmative Vote Item
ma-y be taken and implemented if approved, in
accordance with Applicable Law, at-the next
meeting of the board of directors or any
committee thereof or the sha-reholders of the
Company or the subsidiaries, as the case may
be. (8) Pre-Empt-ive Subscription Rights (i) In the

Non-Voting	None

event the Company proposes to issue any Equ-
ity Securities (except in connection with any stock
split or subdivision of sh-ares), as a result of
which the Investor Ownership Percentage is
likely to be-diluted from its then existing level
("New Equity Securities Subscription Prop-osal"),
within 5 (Five) Business Days of the date of the
Board meeting at whic-h the New Equity
Securities Subscription Proposal has been
approved, the Compa-ny shall, send a notice in
writing, together with a certified true copy of the-
resolution of the Board approving the New Equity
Securities Subscription Prop-osal, to the Investor
("Pre-emptive Subscription Notice"), setting out
the ter-ms and conditions of the New Equity
Securities Subscription Proposal (includin-g
price), and offering the Investor a right to
subscribe to such number of Equ-ity Securities as
would enable it to maintain its Investor
Ownership Percentag-e (prior to such dilution)
("Preemptive Equity Securities"), on such
identical-terms (including price) as the New
Equity Securities Subscription Proposal ("-Pre-
emptive Subscription Offer"). (ii) The Investor
shall have the right to re-spond to the Preemptive
Subscription Notice by serving a notice in writing
("P-re-emptive Subscription Response Notice")
on the Company within 9 (Nine) Busin-ess Days
of the date of receipt of the Pre-emptive
Subscription Notice ("Preem-ptive Offer Period")
accepting or rejecting all or part of the Pre-
emptive Sub-scription Offer. It is hereby clarified
that the Investor shall at all times c-omply with all
the restrictions stipulated under 241(13)(i). (iii) In
the even-t, any approvals or consents are
required for the subscription of the Pre-empt-ive
Equity Securities, the Company and the Investor
shall make their best effo-rts to obtain all such
approvals within the Pre-emptive Offer Period
and the P-re-emptive Offer Period shall stand
extended by such period as may be required-to
obtain any such approvals or consents. (iv) In the
event the Investor does-not deliver a Pre-emptive
Subscription Response Notice to the Company
prior t-o the expiry of the Pre-emptive Offer
Period, then, upon the expiry of the Pre--emptive
Offer Period, the Company shall be entitled to
offer the Equity Secur-ities proposed to be issued
by it pursuant to the New Equity Securities
Subscr-iption Proposal on the same terms and
conditions and for the same consideratio-n as is
specified in the Pre-emptive Subscription Notice
to any other Person.-If the issue and allotment of
such Equity Securities does not take place withi-n
a period of 60 (Sixty) days following the expiry of
the Pre-emptive Offer Pe-riod, the provisions of
this Article 241(8) shall once again apply. (v) The
ab-ove mentioned process shall not apply in the
case of a rights issue by the Com-pany, in which
case the process prescribed under Applicable
Law shall be compl-ied with by the Company.
Provided however, in the event of a rights issue,
the-Company shall ensure that the Investor, in
addition to the right to subscribe-to its entitlement

in the rights issue, has, subject to such
restrictions as-have been stipulated under
241(13)(ii) , the right along with such other share-
holders who have been approved by the Board
(which approval of the Board shall-not require
consent of the Investor or the Investor Nominee),
to subscribe to-the portion unsu

CONT

CONTD Control and economic sanctions laws
applicable to the investor. ii) the-Company and its
Subsidiaries shall provide a written notice to the
Investor Pr-omptly, and in any event no later than
3 (three) Business Days after the earli-er of its
receipt of notice that the Company or any of its
Subsidiaries has be-en or may be designated as
an Embargoed Person or is or may be subject to
a de-nial of export privileges or other trade
sanctions under Export Control and Sa-nctions
Laws. (12) (i) The rights under this Article 241
shall terminate: (a)-vis a vis the Investor, in the
event the percentage of Equity Securities (excl-
uding GDRs) held by the Investor in the fully
diluted equity share capital of-the Company falls
below the Percentage Threshold or the Investor
Transfers any-of the Equity Securities (excluding
GDRs) held by it to a Competitor, and vis-a vis
the New Investor, in the event the percentage of
Equity Securities (exc-luding GDRs) held by the
New Investor in the fully diluted equity share
capita-l of the Company falls below the
Percentage Threshold or the New Investor Tran-
sfers any of the Equity Securities (excluding
GDRs) held by it to a Competitor-; or (b) in the
event, (i) the Investor's shareholding (together
with the shar-eholding of its Affiliates) in the
voting equity share capital of the Company-has
increased beyond 14.99 % of the fully diluted
issued and paid up equity sh-are capital of the
Company on account of its voluntary action
(other than on a-ccount of buy-back of Equity
Securities by the Company or the amalgamation
of-Welspun Maxsteel Limited with the Company
or participation by the Investor in-a rights issue
by the Company subject to such restrictions as
have been agreed-to by the Investor) and the
Investor makes a declaration to the Company or
to-the Stock Exchanges under Applicable Laws
to such effect, or (ii) the Investo-r's shareholding
(together with the shareholding of its Affiliates) in
the vot-ing equity share capital of the Company
has increased beyond 14.99 % of the fu-lly
diluted issued and paid up equity share capital of
the Company on account-of its voluntary action
(other than on account of buy-back of Equity
Securitie-s by the Company) and the Investor
makes an open offer for the Equity Shares i-n
accordance with the Securities and Exchange
Board of India (Substantial Acqu-isition of Shares
and Takeovers) Regulations, 1997; or (iii) the
Investor make-s a voluntary open offer for the
Equity Shares despite not being required to d-o
so under Applicable Laws; (ii) In the event of
termination of the rights und-er this Article 241 in
accordance with the provision of sub-clause (b)
above,-the Company shall within 30 (Thirty) days

Non-Voting	None

of the termination, have the right t-o require the
Investor to reduce its shareholding in the voting
equity share c-apital of the Company to 14.99%
of the fully diluted issued and paid up equit-y
share capital of the Company. In the event the
Investor does reduce its shar-eholding in the
voting equity share capital of the Company to
14.99 % of the f-ully diluted issued and paid up
equity share capital of the Company within a p-
eriod of 90 (Ninety) days from the termination of
the rights under this Articl-e 241, the rights under
this Article 241 shall automatically, without any
furt-her action, revive and the Investor shall be
entitled to exercise all its righ-ts provided in this
Article 241. In the event the Investor does not
reduce its-shareholding in the voting equity share
capital of the Company to 14.99 % of-the fully
diluted issued and paid up equity share capital of
the Company withi-n the abovementioned period
of 90 (Ninety) days, the rights under this Article-
241 shall remain terminated. Provided however,
notwithstanding any such termi-nation, for the
limited purpose of enforcing the breach of Article
241(13)(ii)-committed by the Inv

CONT

CONTD of any other person; or (f) any other
capital expenditure of whatsoever-nature; in the
aggregate exceeding USD 20,000,000 (United
States Dollars Twent-y million) in any Financial
Year by the Company or any of its direct
subsidiar-ies, except investment of USD
50,000,000 (United States Dollars Fifty million)-in
Welspun Infratech Limited, USD 25,000,000
(United States Dollars Twenty Fi-ve million) in
Welspun Energy Limited and USD 35,000,000
(United States Dollar-s Thirty Five million) in
Adani Welspun Exploration Limited by the
Company and-except deployment of surplus
funds in fixed deposits or debt mutual funds; (i-i)
Availing of any new debt by the Company or any
of its direct subsidiaries s-uch that the aggregate
amount of the new debt is in excess of USD
50,000,000 (-United States Dollars Fifty million)
in any Financial Year; availing of any ne-w debt,
or alteration of terms and conditions of, any debt
by the indirect sub-sidiaries of the Company,
other than in the ordinary course of business; (iii)-
(Entering into any new transactions with any
Related Party by the Company or-any of its direct
or indirect subsidiaries (other than transactions in
the ord-inary course of business with Adani
Welspun Exploration Limited or Welspun Mid-dle
East Pipe LLC or Welspun Middle East Pipe
Coating LLC or other than sale o-f power or scrap
by the Company on an arms-length basis at
market prices) whic-h in the aggregate exceed
USD 5,000,000 (United States Dollars Five
million) i-n any Financial Year; (iv) Terminating,
enforcing or making any change to any-
transactions with any Related Party by the
Company or any of its direct or ind-irect
subsidiaries (other than transactions in the
ordinary course of business-with Adani Welspun
Exploration Limited or Welspun Middle East Pipe
LLC or Wel-spun Middle East Pipe Coating LLC

Non-Voting	None

or other than sale of power or scrap by the-
Company on an arms-length basis at market
prices) which in the aggregate excee-ds USD
5,000,000 (United States Dollars Five million) in
any Financial Year; (-v) Merger, amalgamation,
de-merger, voluntary dissolution, liquidation,
windin-g up, reconstruction, re-organization, buy-
back, reduction in capital, change-in capital
structure (including, without limitation, any fresh
issuance except-in a rights issue or a bonus
issue, consolidation, sub-division, reconstructi-on
or conversion of the share capital) or
recapitalization of any nature; or (-b) entering into
any material joint venture or strategic partnership
with any-Person or the setting up or
establishment of any subsidiary company, or the
te-rmination or modification of any term of any
material existing joint venture,-strategic
partnership or the dissolution or winding-up of
any existing subsidi-ary company, by the
Company or any of its direct subsidiaries; (vi)
Approval o-f and change or modification (other
than any under performance or variance in-
performance) of the Annual Business Plan and
the annual budget of the Company-or any of its
direct subsidiaries; (vii)Sale, transfer or other
disposal of an-y fixed assets, financial assets and
intellectual property rights by the Compa-ny or
any of its direct subsidiaries, other than fixed
deposits and debt mutua-l funds, (a) in any one
transaction in excess of USD 50,000,000 (United
States-Dollars Fifty million); and (b) in the
aggregate exceeding USD 75,000,000 (Un-ited
States Dollars Seventy five million) in any
Financial Year; (viii)New app-ointment or
dismissal of the auditors except for the Big Four
Accounting Firms-by the Company or any of its
direct subsidiaries; and (ix) Any substitution o-r
modification of the main objects of the Company
or any of its direct subsidi-aries or a material
alteration of the nature of the business conducted
or entr-y into any new business other than the
present business by the Company or any-of its
direct subsidia

4

Resolved that pursuant to Section 31 and all
other applicable provisions, if any, of the
Companies Act, 1956 (the "Act") (including any
statutory modification or re-enactment thereof for
the time being in force), the Articles of
Association ("AOA") of the Company be and is
hereby altered as under: (i) After the existing
definition of "Capital", under Article 2 (a) of the
AOA, the definition of "Charter Documents" shall
be inserted as follows: "Charter Documents":
"Charter Documents" means the Memorandum of
Association and the Articles of Association of the
Company. (ii) After the definition of the "Gender",
under Article 2 (a) of the AOA, the definition of
the "INR or Rs" shall be inserted as follows: "INR
or Rs": "INR or Rs" means the Indian Rupees. (iii)
After the definition of the "Plural Number", under
Article 2 (a) of the AOA, the definition of the
"Promoters" shall be inserted as follows:
"Promoters": "Promoters" means Mr. B. K.

Management	For	For	None

Goenka, Mr. Rajesh Mandawewala, Mrs. Deepali
Goenka, B. K. Goenka Family Trust, Welspun
Wintex Ltd, Welspun Mercantile Ltd, Welspun
Fintrade Ltd, Krishiraj Trading Ltd, Welspun
Investments & Commercial Ltd, Methodical
Investment & Trading Company Pvt. Ltd.,
Welspun Syntex Ltd, Welspun Zuchhi Textile Ltd
and/or Welspun Steel Ltd and shall include any
Affiliate of any of the foregoing persons or any
entity within the same "group" as defined under
the Securities and Exchange Board of India
(Substantial Acquisition of Shares and
Takeovers) Regulations, 1997. (iv) After the
definition of the "Promoters", under Article 2 (a) of
the AOA, the definition of the "Promoters'
Affirmative Vote Items" shall be inserted as
follows: "Promoters' Affirmative Vote Items":
"Promoters' Affirmative Vote Items" means the
following: a. Undertaking any new line of
business or causing or permitting the cessation of
carrying on a material part of business or
Amending the Memorandum or AOA; b.
Issuance, sale, buy-back, redemption, alteration,
or reorganisation of share capital or otherwise
any action that results in a change in the equity
structure or any change to the terms of any
equity or convertible securities or undertaking
any listing or de-listing of the equity or other
securities on any stock exchange; c. Approve,
adopt, alter, revise the business plan or budget,
incur any capital expenditure where the amount
involved (whether in cash or otherwise),
individually exceeds ) INR 250,000,000 (Indian
Rupees two hundred fifty million) or in the
aggregate, in any financial year , exceeds INR
1,000,000,000 (Indian Rupees one billion) or
invest in shares or securities or interest in any
other entity or granting any loans or advances or
giving any guarantees or indemnities other than,
in the ordinary course of business, or investment
in fixed deposits and debt mutual funds; d. Any
sale, transfer, mortgage, creation of a charge,
pledge or other disposal of all or any of the
assets (including fixed, financial, shares,
securities and intellectual property) or
undertakings except those which are undertaken
in the ordinary course of business consistent with
past practice or except where the book value is
less than (i) INR 50,000,000 (Indian Rupees fifty
million) in case of individual sale, transfer,
mortgage, creation of a charge, pledge or other
disposal and: (ii) INR 250,000,000 (Indian
Rupees two hundred fifty million) in the
aggregate in any financial year or any transfer of
or license any brand name, trade mark or any
other intellectual property, other than licensing to
service providers in the usual course of business;
e. Incurring any indebtedness or amending the
terms of any indebtedness of an amount in
excess of INR 250,000,000 (Indian Rupees two
hundred fifty million) or in excess of INR
1,000,000,000 (Indian Rupees one billion) in any
financial year or entering into, amending or
terminating any derivatives, foreign exchange

contracts, swaps, options or similar financial
instruments, except in accordance with the
approved business plan; f. Enter into, transfer,
modify, sell, vest, sub-contract, terminate any (a)
material contract including any contract of a value
exceeding INR 100,000,000 (Indian Rupees one
hundred million) or period exceeding of 1 (one)
year or more or (b) license or permit granted, or
creation of any material right, title, or interest in
favour of any third person or commence, institute,
settle, compromise, abandon or defend any legal
proceeding, action, suit, arbitration, or other legal
action exceeding the monetary equivalent of INR
50,000,000 (Indian Rupees fifty million); g.
Merger, de-merger, amalgamation,
reconstruction, voluntary dissolution, liquidation,
winding up or reorganisation or enter into,
terminate or amend any material joint venture or
strategic partnership with any person; h.
Appointing, removing, terminating, amending the
terms of the Managing Director or CEO and/or
Chairman and/or any key employee being any of
the departmental heads and the ten highest paid
employees; and i. Approval of financial
statements, declaration of dividends or making
any distributions, changing the financial year,
accounting standards or tax policies or practices
other than as required under applicable law or,
any change termination, appointment or
amendment to the material terms of, the statutory
or internal auditors. (v) After the definition of
"Promoters' Affirmative Vote Items", under Article
2 (a) of the AOA, the definition of "Promoters'
Representative" shall be inserted as follows:
"Promoters' Representative": "Promoters'
Representative" means the representative of the
Promoters who shall be entitled to exercise the
voting and other rights on behalf of the Promoters
and shall be B K Goenka Family Trust or such
other person(s) agreed between the Promoters.
vi) After the definition of "Promoters'
Representative", under Article 2 (a) of the AOA,
the definition of "Promoters' Threshold
Shareholding" shall be inserted as follows:
"Promoters' Threshold Shareholding":
"Promoters' Threshold Shareholding" means 12%
(Twelve percent) of the issued and paid up equity
share capital of the Company. (vii) In the Article
103(a), before the words 'Five members
personally present" the words and numbers
'Subject to Article 103-A" shall be inserted. (viii)
After the existing Article 103 of the AOA of the
Company the following Article shall be inserted
as Article 103-A: Quorum Article 103-A.: A valid
quorum of any meeting of the shareholders of the
Company shall require the presence of the
Promoters' Representative. (ix) After the existing
Article 113 of the AOA of the Company, the
following Articles shall be inserted as Article 113-
A: Promoters Affirmative Vote Items Article 113-
A: Notwithstanding anything contained in these
Articles, no decision on any of the Promoters'
Affirmative Vote Items shall be taken or
implemented or agreement entered into by the

Company or its subsidiaries at a meeting of
shareholders, by postal ballot or otherwise,
without the affirmative vote or written consent of
the Promoters' Representative. (x) After the
newly inserted Article 113-A of the AOA of the
Company, the following Articles shall be inserted
as Article 113-B: Voting Rights of GDRs holders
Neither the holder of the GDRs nor the custodian
in whose favor the Equity Shares underlying the
GDRs shall have voting rights with respect to the
Equity Shares underlying the GDRs, until such
GDRs are surrendered for withdrawal of the
Equity Shares underlying the GDRs. CONTD

CONT

CONTD (xi) After sub-clause (c) of Article 145 of
the AOA the following Articl-es shall be inserted:
Promoters Nominee Directors Article 145(d): The
Promoter-s shall have the right to nominate,
appoint, remove or re-elect at least 4 (fo-ur)
individuals as directors on the Board of Directors
of each of the Company-and its subsidiaries
("Board") ("Promoters Nominees"), from time to
time. Subj-ect to applicable law, out of the 4
(four) Promoters Nominees, 1 (one) directo-r
shall not be liable to retire by rotation. Article
145(e): The Promoters sha-ll have the right to
nominate, appoint, remove or re-elect at least 1
(one) of-the Promoter Nominees for appointment
to each committee of the Board of the C-ompany
and its subsidiaries, including without limitation,
the audit committee-, the remuneration
committee, the budget committee and any other
committee, wh-ether now existing or formed at
any time in the future. (xii) The existing Art-icle
182 of the AOA of the Company be substituted
and replaced with the follow-ing Article:
Appointment of Chairman: Article 182 The
Promoters shall have the-right to nominate,
appoint, remove or re-elect the Chairman of the
Board of t-he Company and its subsidiaries. (xiii)
The existing Article 183 of the AOA of-the
Company be substituted and replaced with the
following Article: Quorum Ar-ticle 183 A valid
quorum of any Board meeting or meeting of the
committee of t-he Board of the Company and its
subsidiaries or any adjournment thereof, subje-ct
to Section 287 of the Act, shall require the
presence of at least 1 (one) o-f the Promoter
Nominees. (xiv)The existing Article 184(a) of the
AOA of the Co-mpany be substituted and
replaced with the following Article: Appointment
of M-anaging Director: Article 184(a) In addition
to the Promoters Nominees, the Pr-omoters shall
have the right to nominate, appoint, remove or re-
appoint the Ma-naging Director and/or Chief
Executive Officer of the Company and its
subsidia-ries. (xv) After the existing Article 193 of
the AOA of the Company, the follo-wing Article
shall be inserted as Article 193-A: Promoters
Affirmative Vote at-Board and Committee Article
193-A Notwithstanding anything contained in
these-Articles, no decision on any Promoters'
Affirmative Vote Item shall be taken-or
implemented or agreement entered into by the
Company or its subsidiaries, a-t a meeting of

Non-Voting	None

Board or any committee of the Board of directors
(including res-olutions by circulation), in each
case, without the affirmative vote of at lea-st 1
(one) of the Promoter Nominees or the written
consent of the Promoters' R-epresentative.
(xvi)After the newly inserted Article 193-A of the
AOA of the C-ompany, the following Articles shall
be inserted as Article 193-B: 193-B. The-rights of
the Promoters as contained in Articles 103(a),
113-A, 145(d), 145(e)-, 182, 184(a), 183 and
193-A shall continue so long as the Promoters
sharehold-ing in the Company is not less than the
Promoters' Threshold Shareholding. (xv-ii)After
the newly inserted Article 193-B of the AOA of
the Company, the follo-wing Articles shall be
inserted as Article 193C: Article 193-C The
Company sha-ll provide the option to its
shareholders and directors to participate in meet-
ings of the shareholders, Board and committees
of the Board through electronic-mode, in
compliance with Applicable Laws

5

Resolved that pursuant to Section 198, 269, 309
and 310 and other applicable provisions, if any,
of the Companies Act, 1956 ((including any
amendments thereto or re-enactment thereof)
(the "Act")) and, Schedule XIII to the Act and
subject to approval of Banks and Financial
Institutions and such other approvals as may be
required under the Act or otherwise,
remuneration of Mr. B. K. Goenka, Chairman of
the Company be and is hereby increased w.e.f.
April 1, 2011 to INR 1 crore p.a. and that in
addition, he shall be entitled to 1% commission
on profits as computed u/s. 349 & 350 of the
Companies Act, 1956 and that the term of
appointment of Mr. Goenka be for a period from
1st April,2011 to 31st March,2016 and that Mr.
Goenka be not liable to retire by rotation and that
in case of inadequacy of profits as computed u/s
349 and 350 of the Act, subject to the limit of the
maximum remuneration payable in terms of this
resolution, Mr. Goenka shall be entitled for the
maximum permissible remuneration payable
under Schedule XIII to the Act . Resolved further
that the Board of Directors be and is hereby
authorized to vary, alter, increase, enhance or
widen the scope of the remuneration, to the
extent specified in Schedule XIII to the Act as
amended from time to time. Resolved Further
That the Board of Directors be and is hereby
authorized to increase the aforesaid ceiling w.e.f.
April 1, 2012 and thereafter at the end of every
12 months by not more than 35% of the ceiling of
the remuneration drawn in the preceding financial
year. Resolved further that the Board of Directors
be and is hereby authorised to enter into an
agreement /issue a letter for increase in
remuneration and to do all such acts, deeds,
matters and things as may be considered
necessary, desirable or expedient for the purpose
of giving effect to this Resolution

Management	For	For
6

Resolved that pursuant to Article 241 (5) of the
Articles of Association Mr. Mintoo Bhandari, for
whose appointment notice under Section 257 of
the Companies Act, 1956 has been received from
a shareholder of the Company, be and is hereby
appointed as a Director of the Company (a
nominee of the Investor), not liable to retire by
rotation, and that the appointment be effective
from the Effective Date as defined under Article
241 of the Articles of Association

Management	For	For
CMMT

PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN TEXT OF
RESOLUTION-4. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FOR-M UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.

Non-Voting
GAIL (INDIA) LTD
Security	Y2682X135	Meeting Type	Other Meeting
Ticker Symbol	GAIL	Meeting Date	23-Aug-2011
ISIN	INE129A01019	Agenda	703256657 - Management
Record Date	08-Jul-2011	Holding Recon Date	08-Jul-2011
City /	Country	TBD	/	India	Vote Deadline Date	11-Aug-2011
SEDOL(s)	6133405 - B01YVR4	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT

PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE-NOT VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR-INSTRUCTIONS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS-NOT A VALID
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU.

Non-Voting
1	Special Resolution under section 17 of the Companies Act, 1956 for amending the Main Objects of the Memorandum of Association of the Company by substituting the existing clause no. 17	Management	For	For
2	Ordinary Resolution under section 293(1)(a) of the Companies Act, 1956 for transfer of assets	Management	For	For
TATA POWER CO LTD
Security	Y85481128	Meeting Type	Annual General Meeting
Ticker Symbol	TPWR	Meeting Date	24-Aug-2011
ISIN	INE245A01013	Agenda	703218568 - Management
Record Date	Holding Recon Date	22-Aug-2011
City /	Country	MUMBAI	/	India	Vote Deadline Date	15-Aug-2011
SEDOL(s)	6124335 - B3CB5V7	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT RESOLUTIONS 7 AND 8 IS A SHAREHOLDER PROPOSAL WHEREAS- MANAGEMENT RECOMMENDS TO VOTE IN FAVOR OF THIS RESOLUTION. THANK YOU	Non-Voting
1

To receive, consider and adopt the Audited Profit
and Loss Account for the year ended 31st March,
2011 and the Balance Sheet as at that date
together with the Reports of the Directors and the
Auditors thereon

Management	For	For
2	To declare a dividend on Equity Shares	Management	For	For
3	To appoint a Director in place of Mr D M Satwalekar, who retires by rotation and is eligible for re-appointment	Management	For	For
4

Resolved that Dr R H Patil who retires as Director
pursuant to the provisions of Section 256 of the
Companies Act, 1956, be and is hereby
appointed a Director of the Company to hold
office upto 4th September, 2012

Management	For	For
5	To appoint a Director in place of Mr P G Mankad, who retires by rotation and is eligible for re- appointment	Management	For	For
6	To appoint Auditors and fix their remuneration	Management	For	For
7	Appointment of Mr Anil Sardana as Director	Management	For	For
8	Appointment of Mr Anil Sardana as Managing Director	Management	For	For
9	Sub-division of Equity Shares	Management	For	For
10	Alteration of Memorandum of Association of the Company	Management	For	For
11	Alteration of Articles of Association of the Company	Management	For	For
12	Authority to borrow in excess of paid-up capital and free reserves	Management	For	For
13	Creation of charges	Management	For	For
14	Appointment of Branch Auditors	Management	For	For
CIPLA LTD
Security	Y1633P142	Meeting Type	Annual General Meeting
Ticker Symbol	CIPLA	Meeting Date	25-Aug-2011
ISIN	INE059A01026	Agenda	703257180 - Management
Record Date	Holding Recon Date	23-Aug-2011
City /	Country	MUMBAI	/	India	Vote Deadline Date	16-Aug-2011
SEDOL(s)	B011108	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1

To consider and adopt the Balance Sheet as at
31st March 2011, the Profit and Loss Account for
the year ended on that date together with the
schedules annexed thereto as well as the reports
of the Board of Directors and Auditors attached
thereon

Management	For	For
2	To confirm the payment of Interim Dividend and to declare Final Dividend for the year ended 31st March 2011	Management	For	For
3	To appoint a Director in place of Mr. M.R. Raghavan who retires by rotation and being eligible, offers himself for re-appointment	Management	For	For
4	To appoint a Director in place of Mr. Pankaj Patel who retires by rotation and being eligible, offers himself for re-appointment	Management	For	For
5

Resolved that M/s. V. Sankar Aiyar & Co.,
Chartered Accountants (Firm Reg. No.
109208W), together with M/s. R.G.N. Price &
Co., Chartered Accountants (Firm Reg. No.
002785S), be and are hereby re-appointed as
Joint Statutory Auditors of the Company to hold
the office from the conclusion of this Annual
General Meeting until the conclusion of the next
Annual General Meeting upon such
remuneration, taxes and out of pocket expenses,
as may be fixed by the Board of Directors of the
Company in mutual consultation with the
Auditors. Resolved further that the Board of
Directors of the Company be and is hereby
authorised to appoint Auditors for the Company's
branch office(s) (whether now or as may be
established) in terms of section 228 of the
Companies Act, 1956 in consultation with the
Auditors of the Company to examine and CONTD

Management	For	For
CONT	CONTD audit the accounts for the financial year ending on 31st March 2012-upon such remuneration, terms and conditions as the Board of Directors may-deem fit	Non-Voting
6

Resolved that pursuant to the provisions of
sections 257, 260 and other applicable provisions
of the Companies Act, 1956 (the Act) read with
those under Article 129 of the Company's Articles
of Association, Mr. S. Radhakrishnan, an
Additional Director holding the office as such up
to the date of this Meeting be and is hereby
appointed as a Director of the Company with
effect from the commencement of the date of this
Annual General Meeting. Resolved that pursuant

Management	For	For	None

to the provisions of sections 198, 309 read with
Schedule XIII and other applicable provisions of
the Act, the Company hereby approves, confirms
and ratifies the appointment of Mr. S.
Radhakrishnan as the Whole-time Director of the
Company, with the benefit of continuity of service
of Mr. S. Radhakrishnan as agreed to by the
Board and the appointee, for CONTD

CONT

CONTD a period of five years commencing from
12th November 2010 and-concluding on 11th
November 2015 and on the terms and conditions
as-stipulated hereunder and set out in the letter
of appointment dated 12th-November 2010
issued by the Company as per the copy now
placed before and-approved by the Meeting. A.
Salary: INR 8,00,000 p.m. with liberty to the-
Board of Directors to sanction such increase as it
may in its absolute-discretion determine from
time to time provided that the salary does not-
exceed INR 16,00,000 p.m. during the tenure. B.
Accommodation: Rent-free-furnished
accommodation or 60% of the salary as house
rent allowance in lieu-of accommodation. The
appointee shall also be eligible for maintenance
of-accommodation including furniture, fixtures
and furnishings and reimbursement-of expenses
incurred on gas, electricity and water. CONTD

Non-Voting
CONT

CONTD C. Perquisites: The appointee shall be
entitled to perquisites,-allowances, benefits,
facilities and amenities (collectively called-
"perquisites") such as medical reimbursement,
leave travel-assistance/allowance, membership
fees of clubs, hospitalisation and accident-
insurance and any other perquisites as per the
policy/rules of the Company in-force or as may
be approved by the Board from time to time. In
addition to-the above, the appointee shall also be
entitled to the following benefits as-per
policy/rules of the Company in force or as may be
approved by the Board-from time to time: (i)
Company maintained car(s) with driver(s) or
cash-equivalent thereof; (ii) Telecommunication
facilities at residence; (iii)-Company's contribution
to Provident Fund and Superannuation Fund;
(iv)-Payment of gratuity and other retirement
benefits and (v) Encashment of-leave. CONTD

Non-Voting
CONT

CONTD D. Commission: The appointee shall
also be entitled to, in addition to-the aforesaid
salary and perquisites, commission as may be
fixed by the Board-after profits of the Company
are ascertained each year subject to minimum of-
INR 30,00,000 each year, so however, the overall
remuneration for all the-managerial personnel
does not exceed the limits prescribed under
sections 198-and 309 of the Companies Act,
1956 and Schedule XIII as may be applicable-
from time to time with liberty to pay such
commission in one or more-installments entirely

Non-Voting	None

at the discretion of the Board. E. The Board is-
authorised to fix actual remuneration and revise it
from time to time within-the aforesaid ceilings. F.
If in any financial year during the currency of-
tenure of the appointee, the Company has no
profits or its profits are-inadequate, the appointee
shall be entitled to CONTD

CONT

CONTD minimum remuneration by way of basic
salary, perquisites and allowances-not exceeding
the ceiling limit specified under paragraph 1 of
section II,-Part II of Schedule XIII to the
Companies Act, 1956 and in addition thereto,-
appointee shall also be eligible to the perquisites
and allowances not-exceeding the limits specified
under paragraph 2 of section II, Part II of-
Schedule XIII to the Companies Act,1956 or such
other limits as may be-specified by the Central
Government from time to time as minimum-
remuneration. G. This appointment as Whole-
time Director is liable for-termination by either
party giving three months' notice in writing to the-
other. And resolved further that the Board be and
is hereby authorised to do-all acts and take all
such steps as may be necessary, proper or
expedient to-give effect to this resolution

Non-Voting
7

Resolved that pursuant to the provisions of
section 314 and other applicable provisions, if
any of the Companies Act, 1956 (including any
amendments thereto or re-enactment thereof for
the time being in force), the Company in general
meeting hereby accords its consent to the
holding of office or place of profit as a member of
management team by Mrs. Samina Vaziralli, a
relative of Mr. M. K. Hamied, Joint Managing
Director of the Company, with effect from 1st July
2011 on a monthly salary of INR 2,50,000
(inclusive of all allowances and perquisites).
Resolved further that pursuant to the provisions
of section 314 read with Director's Relative
(Office or Place of Profit) Rules, 2011 as
amended and other applicable provisions, if any,
of the Companies Act, 1956 (including any
amendments thereto or re-enactment thereof for
the time being in force) CONTD

Management	For	For
CONT

CONTD as well as the approval by the
Company's Selection Committee and Board-of
Directors ("Board") and subject to the approval of
Central Government, the-Company in general
meeting hereby accords its prior consent to the
holding of-office or place of profit under the
Company through the appointment of Mrs.-
Samina Vaziralli, a relative of Mr. M. K. Hamied,
Joint Managing Director of-the Company, as a
member of management team and also to the
revision of her-remuneration any time in future
during the then relevant period of her-
appointment subject to the payment of monthly
salary (inclusive of all-allowances and
perquisites), being not more than INR 10,00,000
as may be, to-the extent and in the manner
finalised by the Board in consultation with the-
appointee. Resolved further that the Board be
and CONTD

Non-Voting
CONT

CONTD is hereby authorised to represent the
Company before the Central-Government and to
agree to or accept any variations in the terms of
the-appointment as may be suggested by the
Central Government. And resolved-further that
the Board be and is hereby further authorised to
do all such-acts, deeds and things and execute
all such documents, instruments and-writings as
may be and in the manner required and to
delegate all or any of-its powers herein conferred
to any Committee of Directors or to any Director-
or to any Officer to give effect to the resolution
hereof

Non-Voting
LARSEN & TOUBRO LTD
Security	Y5217N159	Meeting Type	Annual General Meeting
Ticker Symbol	LT	Meeting Date	26-Aug-2011
ISIN	INE018A01030	Agenda	703254300 - Management
Record Date	Holding Recon Date	24-Aug-2011
City /	Country	MUMBAI	/	India	Vote Deadline Date	17-Aug-2011
SEDOL(s)	B0166K8 - B0423P7	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	To consider and adopt the Balance Sheet as at March 31, 2011, the Profit & Loss Account for the year ended on that date and the Reports of the Board of Directors and Auditors thereon	Management	For	For
2	To declare a dividend on equity shares	Management	For	For
3	To appoint a Director in place of Mr. K. Venkataramanan, who retires by rotation and is eligible for re-appointment	Management	For	For
4	To appoint a Director in place of Mr. S. Rajgopal, who retires by rotation and is eligible for re- appointment	Management	For	For
5	To appoint a Director in place of Mr. A. K. Jain, who retires by rotation and is eligible for re- appointment	Management	For	For
6	To appoint a Director in place of Mr. S. N. Talwar, who retires by rotation and is eligible for re- appointment	Management	For	For
7	Resolved that Mr. S. N. Subrahmanyan be and is hereby appointed as a Director retiring by rotation	Management	For	For
8

Resolved that pursuant to Section 269 and other
applicable provisions, if any, of the Companies
Act, 1956, read with Schedule XIII of the said Act,
approval be and is hereby granted to the
appointment of Mr. Ravi Uppal, as the Whole-
time Director of the Company with effect from
November 1, 2010 upto and including October
31, 2015. Resolved further that Mr. Ravi Uppal, in
his capacity as the Whole-time Director, be paid
remuneration as may be fixed by the Board, from
time to time, within the limits approved by the
members as per the details given in the
explanatory statement

Management	For	For
9

Resolved that pursuant to Section 269 and other
applicable provisions, if any, of the Companies
Act, 1956, read with Schedule XIII of the said Act,
approval be and is hereby granted to the
appointment of Mr. S. N. Subrahmanyan, as the
Whole-time Director of the Company with effect
from July 1, 2011 upto and including June 30,
2016. Resolved further that Mr. S. N.
Subrahmanyan, in his capacity as the Whole-time
Director, be paid remuneration as may be fixed
by the Board, from time to time, within the limits
approved by the members as per the details
given in the explanatory statement

Management	For	For
10

Resolved that pursuant to the provisions of
Sections 198, 309, 310, 311 and other applicable
provisions, if any, of the Companies Act, 1956
(including any statutory modification or re-
enactment thereof for the time being in force)
read with Schedule XIII of the said Act, approval
be and is hereby accorded to the Board of
Directors (hereinafter referred as "Board" which
term shall be deemed to include any committee
thereof) to pay to the Chairman & Managing
Director, Chief Executive Officer & Managing
Director, if any, Deputy Managing Director, if any
and Whole-time Directors of the Company
effective from October 1, 2011, such
remuneration comprising of salary, commission,
perquisites & allowances, as may be determined
by the Board from time to time within the
maximum limits as mentioned in the Explanatory
Statement CONTD

Management	For	For
CONT

CONTD and the consent of the Company be and
is hereby also accorded to-holding an office or
place of profit or continue to hold an office or
place-of profit as Directors, nominated or as may
be nominated by the Company, from-time to time,
on the Boards of its subsidiary/associate
companies

Non-Voting
11

Resolved that the Company's Auditors, M/s
Sharp & Tannan, Chartered Accountants (ICAI
Registration No. 109982W), who retire but, being
eligible, offer themselves for re-appointment, be
and are hereby re-appointed as Auditors of the
Company including all its branch offices for
holding the office from the conclusion of this
Meeting until the conclusion of the next Annual
General Meeting at a remuneration of INR
90,00,000/-(Rupees Ninety Lakh Only) exclusive
of service tax, traveling and other out of pocket
expenses

Management	For	For
BHARTI AIRTEL LTD
Security	Y0885K108	Meeting Type	Annual General Meeting
Ticker Symbol	BHARTI	Meeting Date	01-Sep-2011
ISIN	INE397D01024	Agenda	703261292 - Management
Record Date	Holding Recon Date	30-Aug-2011
City /	Country	NEW DELHI	/	India	Vote Deadline Date	23-Aug-2011
SEDOL(s)	6442327 - B3BGL82	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Adoption of annual financial statements and reports	Management	For	For
2	Declaration of dividend on equity shares	Management	For	For
3	Re-appointment of Mr. Ajay Lal	Management	For	For
4	Re-appointment of Mr. Akhil Kumar Gupta	Management	For	For
5	Re-appointment of Mr. Narayanan Kumar	Management	For	For
6	Re-appointment of M/s. S. R. Batliboi & Associates, Chartered Accountants, Gurgaon, as the statutory auditors	Management	For	For
7	Appointment of Lord Evan Mervyn Davies	Management	For	For
8	Appointment of Mr. Hui Weng Cheong	Management	For	For
9	Appointment of Ms. Tan Yong Choo	Management	For	For
10	Appointment of Mr. Tsun-yan Hsieh	Management	For	For
11	Appointment H.E. Dr. Salim Ahmed Salim	Management	For	For
12	Re-appointment of Mr. Sunil Bharti Mittal as Managing Director	Management	For	For
GAIL (INDIA) LTD
Security	Y2682X135	Meeting Type	Annual General Meeting
Ticker Symbol	GAIL	Meeting Date	07-Sep-2011
ISIN	INE129A01019	Agenda	703269286 - Management
Record Date	Holding Recon Date	02-Sep-2011
City /	Country	NEW DELHI	/	India	Vote Deadline Date	26-Aug-2011
SEDOL(s)	6133405 - B01YVR4	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1

To receive, consider and adopt the audited
Balance Sheet as at 31st March, 2011, Profit &
Loss Account for the year ended 31st March,
2011, Directors' Report, Auditors' Report and the
comments thereupon of Comptroller & Auditor
General of India

Management	For	For
2

To declare final dividend @55% (INR5.5 per
share) on the paid-up equity share capital of the
Company for the year ended 31stMarch, 2011 as
recommended by the Board and confirm the
interim dividend of 20% INR2 per share) already
paid in the month of December, 2010

Management	For	For
3	To appoint a Director in place of Shri R.D. Goyal, who retires by rotation, and being eligible, offers himself for re-appointment	Management	For	For
4	To appoint a Director in place of Shri Apurva Chandra, who retires by rotation, and being eligible, offers himself for re-appointment	Management	For	For
5	To appoint a Director in place of Shri Mahesh Shah, who retires by rotation, and being eligible, offers himself for re-appointment	Management	For	For
6

Resolved that the Board of Directors of the
Company be and is hereby authorized to decide
and fix the remuneration of the Statutory
Auditor(s) of the Company appointed by
Comptroller and Auditor General of India for the
FY 2011-12, as may be deemed fit by the Board

Management	For	For
7

Resolved that in accordance with the provisions
of section 257and other applicable provisions, if
any, of the Companies Act, 1956, Shri S.
Venkatraman, who was appointed as an
Additional Director w.e.f. 25.09.2010, pursuant to
the provisions of section 260 of the Companies
Act, 1956, by the President of India vide letter
No. C-31022/4/2009-CA dated 25.09.2010, be
and is hereby appointed as a Director (Business
Development) of the Company, liable to retire by
rotation, on such terms and conditions,
remuneration and tenure as may be determined
by the President of India from time to time

Management	For	For
8

Resolved that in accordance with the provisions
of section 257and other applicable provisions, if
any, of the Companies Act, 1956, Shri Arun
Agarwal, who was appointed as an Additional
Director w.e.f. 24.02.2011, pursuant to the
provisions of section 260 of the Companies Act,
1956, by the President of India vide letter No. C-
31024/27/06-CA (Part) dated 24.02.2011 be and
is hereby appointed as a Director of the
Company, liable to retire by rotation

Management	For	For
9

Resolved that in accordance with the provisions
of section 257 and other applicable provisions, if
any, of the Companies Act, 1956, Shri P.K.Jain,
who was appointed as an Additional Director
w.e.f. 01.03.2011, pursuant to the provisions of
section 260 of the Companies Act, 1956, by the
President of India vide letter No. C-
31022/1/2009-CA dated 28.02.2011,be and is
hereby appointed as a Director (Finance) of the
Company, liable to retire by rotation, on such
terms and conditions, remuneration and tenure
as may be determined by the President of India
from time to time

Management	For	For
WELSPUN CORP LTD
Security	Y9536Y102	Meeting Type	Annual General Meeting
Ticker Symbol	WLCO	Meeting Date	08-Sep-2011
ISIN	INE191B01025	Agenda	703285886 - Management
Record Date	Holding Recon Date	06-Sep-2011
City /	Country	GUJARAT	/	India	Vote Deadline Date	29-Aug-2011
SEDOL(s)	B07PYG1	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	To receive, consider and adopt the Balance Sheet as at March 31, 2011 and the Profit and Loss Account for the year ended on that date and the Report of Directors and Auditors thereon	Management	For	For
2	To consider declaration of dividend on Equity Shares	Management	For	For
3	To appoint a Director in place of Mr. Ramgopal Sharma, who retires by rotation, and being eligible, offers himself for re-appointment	Management	For	For
4	To appoint a Director in place of Mr. Nirmal Gangwal, who retires by rotation, and being eligible, offers himself for re-appointment	Management	For	For
5	To appoint a Director in place of Mr. Asim Chakraborty, who retires by rotation, and being eligible, offers himself for re-appointment	Management	For	For
6	To consider and approve re-appointment of M/s. MGB & Co., Chartered Accountants as Statutory Auditors, who retire at the meeting and being eligible, offer themselves for re-appointment	Management	For	For
7

Resolved that pursuant to Section 198, 269, 309
and 310 and other applicable provisions, if any,
of the Companies Act, 1956 (the "Act") and
Schedule XIII to the Act and subject to approval
of Banks and Financial Institutions and such
other approval as may be required under the Act
or otherwise, Mr. Rajesh R. Mandawewala be
and is hereby appointed as Managing Director of
the Company for a period of 5 years w.e.f.
October 11, 2010 on an aggregate remuneration
of Rs. 1,00,00,000/- (Rupees One Crore only) per
annum and in addition he shall be entitled to the
following : Contribution to provident fund,
superannuation fund or annuity fund and gratuity
as may be payable under the provisions of the
relevant Acts and to the extent exempt under
Income Tax Act shall not be computed in the
aforesaid ceiling for perquisites and CONTD

Management	For	For
CONT

CONTD allowances. Privilege annual leave on
full salary as per the rules of-the Company, such
leave to be taken at such time to be previously
approved by-the Board, provided further that any
leave not availed of by the Managing-Director
shall be encashable as per rules of the Company.
Gratuity as per the-provisions of the applicable
Gratuity laws. Resolved further that the Board-of
Directors be and is hereby authorised to vary,
alter, increase, enhance or-widen the scope of
the remuneration, to the extent specified in

Non-Voting	None

Schedule XIII-to the Act as amended from time to
time. Resolved further that the Board of-Directors
be and is hereby authorised to increase the
aforesaid ceiling-w.e.f. April 1, 2011 and
thereafter at the end of every 12 months by not
more-than 25% of the ceiling of the remuneration
drawn in the preceding CONTD

CONT

CONTD financial year. Resolved further that the
Board of Directors be and is-hereby authorised to
enter into an agreement /issue a letter for
increase in-remuneration and to do all such acts,
deeds, matters and things as may be-considered
necessary, desirable or expedient for the purpose
of giving effect-to this resolution

Non-Voting
SUN PHARMACEUTICAL INDUSTRIES LTD
Security	Y8523Y158	Meeting Type	Annual General Meeting
Ticker Symbol	SUNP	Meeting Date	16-Sep-2011
ISIN	INE044A01036	Agenda	703301375 - Management
Record Date	Holding Recon Date	14-Sep-2011
City /	Country	BARODA	/	India	Vote Deadline Date	08-Sep-2011
SEDOL(s)	6582483	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	Accept financial statements and statutory reports	Management	For	For
2	Approve dividend of INR 3.50 per share	Management	For	For
3	Reappoint D.S. Shanghvi as Director	Management	For	For
4	Reappoint S.T. Desai as Director	Management	For	For
5	Reappoint S.M. Dadha as Director	Management	For	For
6

To re-appoint Messrs. Deloitte Haskins & Sells,
Chartered Accountants, Mumbai, having ICAI
Registration No. 117366W, as the Auditors of the
Company and to authorise the Board of Directors
to fix their remuneration

Management	For	For
7

Approve remuneration of A. Shanghvi, a relative
of a Director as Non-Executive Director of Taro
Pharmaceutical Industries Ltd., a subsidiary   of
the Company and increase in remuneration of A.
Shanghvi as Asst. Product manager

Management	For	For
CMMT

PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION OF TEXT IN
RESOLUTION-6. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FOR-M UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.

Non-Voting
CONTAINER CORPN OF INDIA LTD
Security	Y1740A137	Meeting Type	Annual General Meeting
Ticker Symbol	CCRI	Meeting Date	19-Sep-2011
ISIN	INE111A01017	Agenda	703307389 - Management
Record Date	Holding Recon Date	15-Sep-2011
City /	Country	NEW DELHI	/	India	Vote Deadline Date	09-Sep-2011
SEDOL(s)	6100982 - B05P7W0	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	To receive, consider and adopt the Balance Sheet as at 31st March, 2011, Profit & Loss Account for the year ended on that date and the Reports of Board of Directors and Auditors thereon	Management	For	For
2	To confirm the payment of Interim dividend and to declare dividend on equity shares for the financial year ended 31st March, 2011	Management	For	For
3	To appoint a Director in place of Shri. Anil Kumar Gupta, who retires by rotation and being eligible, offers himself for re-appointment	Management	For	For
4	To appoint a Director in place of Shri. Harpreet Singh, who retires by rotation and being eligible, offers himself for reappointment	Management	For	For
5	To appoint a Director in place of Smt. P. Alli Rani, who retires by rotation and being eligible, offers herself for reappointment	Management	For	For
6

Resolved that the appointment of M/s. Kumar
Chopra & Associates, Chartered Accountants as
Statutory Auditors of the Company for the
financial year 2010-11 in terms of the order no.
CA. V/COY/CENTRAL
GOVERNMENT/CCIL(5)/27 dated 12.07.2010 of
Comptroller & Auditor General of India be and is
hereby noted

Management	For	For
7

Resolved that Shri. Vinay Mittal, be and is hereby
appointed as Part-time Chairman of the
Company w.e.f. 26.07.2011 in terms of Railway
Board's order no. 2004/PL/51/3, dated
26.07.2011 and shall be liable to retire by rotation

Management	For	For
8

Resolved that Lt. Gen. (Retd.) Arvind Mahajan,
be and is hereby appointed as Part-time Director
of the Company w.e.f. 13.05.2011 in terms of
Railway Board's order no. 2010/PL/51/1, dated
13.05.2011 and shall be liable to retire by rotation

Management	For	For
9

Resolved that Dr. (Prof.) A.K. Bandyopadhyay,
be and is hereby appointed as Part-time Director
of the Company w.e.f. 13.05.2011 in terms of
Railway Board's order no. 2010/PL/51/1, dated
13.05.2011 and shall be liable to retire by rotation

Management	For	For
10

Resolved that Dr. (Prof.) Kausik Gupta, be and is
hereby appointed as Part-time Director of the
Company w.e.f. 13.05.2011 in terms of Railway
Board's order no. 2010/PL/51/1, dated
13.05.2011 and shall be liable to retire by rotation

Management	For	For
NMDC LTD
Security	Y62393114	Meeting Type	Annual General Meeting
Ticker Symbol	NMDC	Meeting Date	20-Sep-2011
ISIN	INE584A01023	Agenda	703321694 - Management
Record Date	Holding Recon Date	16-Sep-2011
City /	Country	HYDERABAD	/	India	Vote Deadline Date	12-Sep-2011
SEDOL(s)	6148119	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	To receive, consider and adopt the Profit & Loss Account for the financial year ended 31st March, 2011, the Balance Sheet as at that date and the Directors' and Auditors' Reports thereon	Management	For	For
2	To declare the Final Dividend as recommended by the Board	Management	For	For
3.i	To appoint Shri. Rana Som, as Chairman-cum- Managing Director, who retires by rotation and is eligible for re-appointment	Management	For	For
3.ii	To appoint Shri. N.K. Nanda, as Director (Technical), who retires by rotation and is eligible for re-appointment	Management	For	For
3.iii	To appoint Shri. S. Thiagarajan, as Director (Finance), who retires by rotation and is eligible for re-appointment	Management	For	For
3.iv	To appoint Shri. S. Machendranathan, as Director, who retires by rotation and is eligible for re-appointment	Management	For	For
3.v	To appoint Shri. U.P. Singh, as Director, who retires by rotation and is eligible for re- appointment	Management	For	For
3.vi	To appoint Shri. Y.K. Sharma, as Director, who retires by rotation and is eligible for re- appointment	Management	For	For
3.vii	To appoint Shri. Abdul Kalam, as Director, who retires by rotation and is eligible for re- appointment	Management	For	For
3viii	To appoint Shri. K. S. Raju, as Director, who retires by rotation and is eligible for re- appointment	Management	For	For
3.ix	To appoint Lt. Gen. (Retd.) Arvind Mahajan, as Director, who retires by rotation and is eligible for re-appointment	Management	For	For
4	It is proposed that the members may fix the remuneration of the Statutory Auditors of the Company for the year 2011-12, as may be deemed fit	Management	For	For
5	Resolved that Shri. G.B. Joshi be and is hereby appointed as Director (Personnel) of the Company on the existing terms of his appointment, who is liable to retire by rotation	Management	For	For
6	Resolved that Shri. R.N. Aga be and is hereby appointed as Director of the Company on the existing terms of his appointment, who is liable to retire by rotation	Management	For	For
7	Resolved that Mrs. Parminder Hira Mathur be and is hereby appointed as Director of the Company on the existing terms of her appointment, who is liable to retire by rotation	Management	For	For
8	Resolved that Shri. D. Rath be and is hereby appointed as Director of the Company on the existing terms of his appointment, who is liable to retire by rotation	Management	For	For
9	Resolved that Shri. S. Bose be and is hereby appointed as Director (Production) of the Company on the existing terms of his appointment, who is liable to retire by rotation	Management	For	For
GLAXOSMITHKLINE CONSUMER HEALTHCARE LTD
Security	Y2710K105	Meeting Type	Annual General Meeting
Ticker Symbol	SKB	Meeting Date	22-Mar-2012
ISIN	INE264A01014	Agenda	703627503 - Management
Record Date	Holding Recon Date	20-Mar-2012
City /	Country	NABHA	/	India	Vote Deadline Date	14-Mar-2012
SEDOL(s)	6140052 - B3BJRV6	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	To consider and adopt the Audited Profit and Loss Account for the year ended December 31, 2011, the Balance Sheet as at that date together with the Reports of the Directors and Auditors	Management	For	For
2	To declare Dividend on equity shares for the year ended December 31, 2011	Management	For	For
3	To appoint Auditors for the current year and to authorise the Board of Directors to fix their remuneration	Management	For	For
4

Resolved That subject to the provisions of
Sections 198, 269, 309 and all other applicable
provisions, if any, of the Companies Act, 1956,
approval be and is hereby given for the re-
appointment of Mr. Zubair Ahmed as Managing
Director of the Company for a period of one year
and five months i.e. from January 1, 2012 to May
31, 2013, on remuneration including perquisites
and other terms and conditions of the
appointment not exceeding the limits as
enumerated below : a) Salary : as specified b)
Perquisites :as specified; Minimum
Remuneration: Resolved Further That
notwithstanding anything hereinabove stated,
where in any financial year, during the tenure of
Mr. Zubair Ahmed as Managing Director, the
Company has no profits or its profits are
inadequate, it may pay him remuneration by way
of salary, perquisites and any other CONTD

Management	For	For
CONT

CONTD allowances not exceeding the maximum
limits as prescribed under Para I-of Section II of
Part II of Schedule XIII to the Companies Act,
1956 or-within such ceilings as may be
prescribed under Schedule XIII from time to-time
or the Companies Act, 1956 and as may be
amended from time to time;-Other Terms:
Resolved further that Mr. Zubair Ahmed shall
also be eligible to-the following which shall not be
included in the computation of the ceiling-on
remuneration hereinabove stated : as specified.
Resolved further that all-the salary, allowances
and perquisites payable to Mr. Zubair Ahmed
shall be-subject to Income Tax Act and Rules as
applicable from time to time. Resolved-further
that the appointment of Mr. Zubair Ahmed as
Managing Director of the-Company can be
terminated by either side by giving to the other
three CONTD

Non-Voting
CONT	CONTD months notice in writing or basic salary in lieu thereof. Resolved-further that the Board of Directors has the liberty to fix, alter and vary-such remuneration within the limits specified	Non-Voting
5

Resolved That subject to the provisions of
Sections 198, 269, 309 and all other applicable
provisions, if any, of the Companies Act, 1956,
approval be and is hereby given for the
appointment of Mr. Jaiboy John Phillips as a
Wholetime Director of the Company, in the
casual vacancy, with effect from February 6,
2012 up to the Annual General Meeting to be
held in 2013, on remuneration including
perquisites and other terms and conditions of the
appointment not exceeding the limits as
enumerated below: a) Salary: As specified; b)
Perquisites: In addition to the Basic salary,
allowances and Bonus as above, the expenses
incurred by the Company on perquisites shall be
restricted to the following: As specified; Minimum
Remuneration: Resolved further that
notwithstanding anything hereinabove stated,
where in any financial year, CONTD

Management	For	For
CONT

CONTD during the tenure of Mr. Jaiboy John
Phillips as Wholetime Director,-the Company has
no profits or its profits are inadequate, it may pay
him-remuneration by way of salary, perquisites
and any other allowances not-exceeding the
maximum limits as prescribed under Para I of
Section II of Part-II of Schedule XIII to the
Companies Act, 1956 or within such ceilings as
may-be prescribed under Schedule XIII from time
to time or the Companies Act,-1956 and as may
be amended from time to time. Other Terms:
Resolved further-that Mr. Jaiboy John Phillips
shall also be eligible to the following which-shall
not be included in the computation of the ceiling
on remuneration-hereinabove stated: As
specified. Resolved further that all the salary,-
allowances and perquisites payable to Mr. Jaiboy
John Phillips shall be-subject CONTD

Non-Voting
CONT

CONTD to Income Tax Act and Rules as
applicable from time to time. Resolved-further
that the appointment of Mr. Jaiboy John Phillips
as Wholetime-Director of the Company can be
terminated by either side by giving to the-other
three months notice in writing or basic salary in
lieu thereof.-Resolved further that the Board of
Directors has the liberty to fix, alter-and vary such
remuneration within the limits specified

Non-Voting
6

Resolved That subject to the provisions of
Sections 198, 269, 309, Schedule XIII and other
applicable provisions, if any, of the Companies
Act, 1956, the ex-gratia amounting to Rs. 401.6
Lacs paid to Mr. Praveen K Gupta, Wholetime
Director of the Company, upon his resignation
from the office of Director of the Company on
January 31, 2012, be and is hereby approved

Management	For	For
ALLAHABAD BANK
Security	Y0031K101	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	ALBK	Meeting Date	24-Mar-2012
ISIN	INE428A01015	Agenda	703627591 - Management
Record Date	Holding Recon Date	22-Mar-2012
City /	Country	KOLKATA	/	India	Vote Deadline Date	12-Mar-2012
SEDOL(s)	6708289 - B05H4M5	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1

Resolved that pursuant to the provisions of the
Banking Companies (Acquisition and Transfer of
Undertakings) Act, 1970 (hereinafter referred to
as the 'Act') read with the Nationalised Banks
(Management & Miscellaneous Provisions)
Scheme 1970 (hereinafter referred to as the
'Scheme') and Allahabad Bank (Shares and
Meetings) Regulations, 1999 and subject to the
approvals, consents, sanctions, if any, of
Reserve Bank of India (RBI), Government of
India (GOI), Securities and Exchange Board of
India (SEBI), and /or any other authority as may
be required in this regard and subject to such
terms, conditions and modifications thereto as
may be prescribed by them in granting such
approvals and which may be agreed to by the
Board of Directors of the Bank and subject to
SEBI (Issue of Capital & Disclosure
Requirements) Regulations, CONTD

Management	For	For
CONT

CONTD 2009 (SEBI ICDR Regulations) and
regulations prescribed by RBI and all-other
relevant authorities from time to time and subject
to the Listing-Agreements entered into with the
Stock Exchanges where the equity shares of-the
Bank are listed, consent of the shareholders of
the Bank be and is hereby-accorded to the Board
of Directors of the Bank (hereinafter called "the-
Board" which shall deemed to include a
committee which the Board may have-constituted
or / may constitute, to exercise its powers
including the powers-conferred by this
resolution): a) To create, offer, issue and allot
such-number of equity shares of Rs.10/-each
(Rupees Ten only) for cash at such-Issue Price
as may be determined by the Board in
accordance with Regulation-76 (1) of SEBI ICDR
Regulations on preferential basis upto
Rs.1003.00 crore-to CONTD

Non-Voting
CONT

CONTD Government of India (President of India).
b) To create, offer, issue-and allot upto
2,38,10,771 equity shares of Rs.10/-each
(Rupees Ten only) for-cash at such Issue Price
as may be determined by the Board in
accordance with-Regulation 76 (4) of SEBI ICDR
Regulations aggregating up to Rs. 500/-crore-
(Rupees five hundred crore only) on preferential
basis to Life Insurance-Corporation of India and
its various schemes (LIC). Resolved further that
the-Relevant Date for determination of the Issue

Non-Voting	None

Price is, Thursday, the 23rd-February, 2012.
Resolved further that the Board shall have
authority and-power to accept any modification in
the proposal as may be required or-imposed by
the Government of India / Reserve Bank of India /
Securities and-Exchange Board of India / Stock
Exchanges where the shares of the Bank are-
CONTD

CONT

CONTD listed or such other appropriate
authorities at the time of according /-granting
their approvals, consents, permissions and
sanctions to issue,-allotment and listing thereof
and as agreed to by the Board. Resolved further-
that the said equity shares to be issued shall rank
pari passu with the-existing equity shares of the
Bank and shall be entitled to dividend-declared, if
any, in accordance with the statutory guidelines
that are in-force at the time of such declaration.
Resolved further that for the purpose-of giving
effect to this Resolution, the Board be and is
hereby authorised to-do all such acts, deeds,
matters and things as it may in its absolute-
discretion deem necessary, proper and desirable
and to settle any question,-difficulty or doubt that
may arise in regard to the issue of the equity-
shares and CONTD

Non-Voting
CONT

CONTD further to do all such acts, deeds,
matters and things, finalise and-execute all
documents and writings as may be necessary,
desirable or-expedient as it may in its absolute
discretion deem fit, proper or desirable-without
being required to seek any further consent or
approval of the-shareholders or authorise to the
end and intent that the shareholders shall-be
deemed to have given their approval thereto
expressly by the authority of-this resolution.
Resolved further that the Board be and is hereby
authorised-to delegate all or any of the powers
herein conferred on it, to the Chairman-and
Managing Director or Executive Directors or such
other officer(s) of the-Bank as it may deem fit to
give effect to the aforesaid Resolution

Non-Voting
TATA STEEL LTD, MUMBAI
Security	Y8547N139	Meeting Type	Other Meeting
Ticker Symbol	TATA	Meeting Date	30-Mar-2012
ISIN	INE081A01012	Agenda	703623341 - Management
Record Date	10-Feb-2012	Holding Recon Date	10-Feb-2012
City /	Country	TBD	/	India	Vote Deadline Date	21-Mar-2012
SEDOL(s)	6101156 - B0K7S40	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT

PLEASE NOTE THAT THIS IS A POSTAL
MEETING ANNOUNCEMENT. A PHYSICAL
MEETING IS-NOT BEING HELD FOR THIS
COMPANY. THEREFORE, MEETING
ATTENDANCE REQUESTS ARE NO-T VALID
FOR THIS MEETING. IF YOU WISH TO VOTE,
YOU MUST RETURN YOUR INSTRUCTIO-NS
BY THE INDICATED CUTOFF DATE. PLEASE
ALSO NOTE THAT ABSTAIN IS NOT A VALID-
VOTE OPTION AT POSTAL BALLOT
MEETINGS. THANK YOU.

Non-Voting
1

Ordinary Resolution under Section 293(1)(d) of
the Companies Act, 1956 for increase in
borrowing limits from Rs. 40,000 crores to Rs.
50,000 crores or the aggregate of the paid up
capital and free reserves of the Company,
whichever is higher

Management	For	For
2

Ordinary Resolution under Section 293(1)(a) of
the Companies Act, 1956 for creation of charges
on the movable and immovable properties of the
Company, both present and future, in respect of
borrowings in terms of resolution No. (1) above

Management	For	For
RELIANCE INDUSTRIES LTD, MUMBAI
Security	Y72596102	Meeting Type	Annual General Meeting
Ticker Symbol	RIL	Meeting Date	07-Jun-2012
ISIN	INE002A01018	Agenda	703817253 - Management
Record Date	Holding Recon Date	05-Jun-2012
City /	Country	MUMBAI	/	India	Vote Deadline Date	30-May-2012
SEDOL(s)	6099626 - B18D7B7	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT

PLEASE NOTE THAT THIS IS AN
AMENDMENT TO MEETING ID 976571 DUE TO
RECEIPT OF D-IRECTOR NAMES. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED-AND YOU WILL
NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU.

Non-Voting
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR ALL RESOLUTIONS. THANK YOU.	Non-Voting
1	Adoption of Accounts, Reports of the Board of Directors and Auditors	Management	For	For
2	Declaration of Dividend on Equity Shares	Management	For	For
3.a	Re-appointment of the following Director retiring by rotation: Shri M.L. Bhakta	Management	For	For
3.b	Re-appointment of the following Director retiring by rotation: Shri Hital R. Meswani	Management	For	For
3.c	Re-appointment of the following Director retiring by rotation: Prof. Dipak C. Jain	Management	For	For
3.d	Re-appointment of the following Director retiring by rotation: Shri P.M.S. Prasad	Management	For	For
4

Appointment of Auditors: resolved that M/s.
Chaturvedi & Shah, Chartered Accountants
(Registration No. 101720W), M/s. Deloitte
Haskins & Sells, Chartered Accountants
(Registration No. 117366W) and M/s. Rajendra &
Co., Chartered Accountants (Registration No.
108355W), be and are hereby appointed as
Auditors of the Company, to hold office from the
conclusion of this Annual General Meeting until
the conclusion of the next Annual General
Meeting of the Company on such remuneration
as shall be fixed by the Board of Directors

Management	For	For
5	Re-appointment of and remuneration payable to Shri Nikhil R. Meswani as a Whole-time Director	Management	For	For
6	Re-appointment of and remuneration payable to Shri Pawan Kumar Kapil as a Whole-time Director	Management	For	For
ALLAHABAD BANK
Security	Y0031K101	Meeting Type	Annual General Meeting
Ticker Symbol	ALBK	Meeting Date	14-Jun-2012
ISIN	INE428A01015	Agenda	703837116 - Management
Record Date	Holding Recon Date	12-Jun-2012
City /	Country	KOLKATA	/	India	Vote Deadline Date	04-Jun-2012
SEDOL(s)	6708289 - B05H4M5	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1

To discuss, approve and adopt the balance
sheet, profit and loss account of the bank as at
and for the year ended 31st March, 2012, the
report of the board of directors on the working
and activities of the bank for the period covered
by the accounts and the auditor's report on the
balance sheet and accounts

Management	For	For
2	To declare dividend on equity shares	Management	For	For
SHRIRAM TRANSPORT FINANCE CO LTD
Security	Y7758E119	Meeting Type	Court Meeting
Ticker Symbol	SHTF	Meeting Date	14-Jun-2012
ISIN	INE721A01013	Agenda	703856584 - Management
Record Date	Holding Recon Date	12-Jun-2012
City /	Country	CHENNAI	/	India	Vote Deadline Date	06-Jun-2012
SEDOL(s)	6802608 - B3BJR49	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU.	Non-Voting
1

Approving, with or without modification(s), the
proposed Scheme of Arrangement between
Shriram Holdings (Madras) Private Limited and
Shriram Transport Finance Company Limited and
their respective shareholders and creditors

Management	For	For
SESA GOA LTD
Security	Y7673N111	Meeting Type	Court Meeting
Ticker Symbol	SESA	Meeting Date	19-Jun-2012
ISIN	INE205A01025	Agenda	703837166 - Management
Record Date	Holding Recon Date	15-Jun-2012
City /	Country	PANAJI	/	India	Vote Deadline Date	11-Jun-2012
SEDOL(s)	6136040 - B01Z575	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU.	Non-Voting
1

The proposed Amalgamation and Arrangement
embodied in the Scheme of Amalgamation and
Arrangement amongst Sterlite Industries (India)
Limited, The Madras Aluminium Company
Limited, Sterlite Energy Limited, Vedanta
Aluminium Limited and Sesa Goa Limited and
their respective Shareholders and Creditors
('Scheme' or 'the Scheme') and at such meeting,
and any adjournment or adjournments thereof

Management	For	For
SESA GOA LTD
Security	Y7673N111	Meeting Type	Court Meeting
Ticker Symbol	SESA	Meeting Date	19-Jun-2012
ISIN	INE205A01025	Agenda	703851368 - Management
Record Date	Holding Recon Date	15-Jun-2012
City /	Country	PANAJI	/	India	Vote Deadline Date	11-Jun-2012
SEDOL(s)	6136040 - B01Z575	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE IN FAVOR OR AGAINST ONLY-FOR RESOLUTION 1. THANK YOU.	Non-Voting
1

For the purpose of considering and, if thought fit,
approving, with or without modification(s),
proposed Amalgamation embodied in the
Scheme of Amalgamation of Ekaterina Limited
and Sesa Goa Limited and their respective
Shareholders and Creditors ('Scheme' or 'the
Scheme') and at such meeting, and any
adjournment or adjournments thereof

Management	For	For
AXIS BANK LTD
Security	Y0487S103	Meeting Type	Annual General Meeting
Ticker Symbol	AXSB	Meeting Date	22-Jun-2012
ISIN	INE238A01026	Agenda	703883858 - Management
Record Date	Holding Recon Date	20-Jun-2012
City /	Country	AHMEDABAD	/	India	Vote Deadline Date	14-Jun-2012
SEDOL(s)	6136482 - B01Z5M0 - B071S89	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1

To receive, consider and adopt the Balance
Sheet as at 31st March, 2012, Profit & Loss
Account and Cash flow statement for the year
ended 31st March, 2012 and the reports of
Directors and Auditors thereon

Management	For	For
2	To appoint a Director in place of Smt. Rama Bijapurkar, who retires by rotation and, being eligible, offers herself for re-appointment as a Director	Management	For	For
3	To appoint a Director in place of Shri V. R. Kaundinya, who retires by rotation and, being eligible, offers himself for re-appointment as a Director	Management	For	For
4	To declare a dividend on the Equity Shares of the Bank	Management	For	For
5

Resolved that pursuant to the provisions of
Section 224A and other applicable provisions, if
any, of the Companies Act, 1956 and the
Banking Regulation Act, 1949, M/s. Deloitte
Haskins & Sells, Chartered Accountants,
Ahmedabad, ICAI Registration Number
117365W, be and are hereby appointed as the
Statutory Auditors of the Bank to hold office from
the conclusion of the Eighteenth Annual General
Meeting until the conclusion of the Nineteenth
Annual General Meeting, on such remuneration
as may be approved by the Audit Committee of
the Board

Management	For	For
6

Resolved that Prof. Samir K. Barua, who was
appointed as an Additional Director at the
meeting of the Board of Directors held on 22nd
July, 2011 and who holds office as such upto the
date of this Annual General Meeting and in
respect of whom notice under Section 257 of the
Companies Act, 1956 has been received from a
member signifying his intention to propose Prof.
Samir K. Barua as a candidate for the office of
Director of the Bank is hereby appointed as a
Director of the Bank, liable to retire by rotation

Management	For	For
7

Resolved that Shri A. K. Dasgupta, who was
appointed as an Additional Director at the
meeting of the Board of Directors held on 5th
September, 2011 and who holds office as such
upto the date of this Annual General Meeting and
in respect of whom notice under Section 257 of
the Companies Act, 1956 has been received from
a member signifying his intention to propose Shri
A. K. Dasgupta as a candidate for the office of
Director of the Bank is hereby appointed as a
Director of the Bank, liable to retire by rotation

Management	For	For
8

Resolved that Shri Som Mittal, who was
appointed as an Additional Director at the
meeting of the Board of Directors held on 22nd
October, 2011 and who holds office as such upto
the date of this Annual General Meeting and in
respect of whom notice under Section 257 of the
Companies Act, 1956 has been received from a
member signifying his intention to propose Shri
Som Mittal as a candidate for the office of
Director of the Bank is hereby appointed as a
Director of the Bank, liable to retire by rotation

Management	For	For
9

Resolved that subject to the applicable provisions
of the Companies Act, 1956 and the Banking
Regulation Act, 1949 and subject to the
provisions of the Articles of Association of the
Bank, approval of the members of the Bank is
hereby given for re-appointment of Smt.   Shikha
Sharma as the Managing Director & CEO of the
Bank for a period of 3    years effective 1st June,
2012.Resolved further that subject to the
approval  by the Reserve Bank of India, Smt.
Shikha Sharma be paid remuneration by way  of
salary, allowances and perquisites as Managing
Director & CEO of the Bank  as per the following
terms and conditions with effect from 1st June,
2012:As  specified; Resolved further that the
Board of Directors of the Bank is hereby
authorised to do all such acts, deeds and things
and to execute any CONTD

Management	For	For
CONT

CONTD document or instruments etc. as may be
required to give effect to this-resolution Resolved
further that the Company Secretary of the Bank is
he-reby authorised to file necessary forms with
the Registrar of               Co-mpanies/other
Regulatory Authorities under his signature and to
take all    fu-rther action in the matter including
signing of any other applications,     de-eds,
documents, forms, certificates, as may be
necessary under the          pr-ovisions of the
Companies Act, 1956 and the Banking
Regulation Act, 1949

Non-Voting
10

Resolved that subject to approval by the Reserve
Bank of India and such other statutory authorities
as may be required, approval of the members of
the Bank is hereby given for revising the
remuneration payable to Dr. Adarsh Kishore,
Chairman of the Bank as under: a. Expenses for
office maintenance be increased to INR100,000
per month from INR75,000 per month with effect
from 1st April, 2011 and thereafter be increased
to INR125,000 per month with effect from 1st
April, 2012. b. All other terms and conditions to
remain unchanged

Management	For	For
11

Resolved that Shri Somnath Sengupta, in respect
of whom notice under Section 257 of the
Companies Act, 1956 has been received from a
member signifying his intention to propose Shri
Somnath Sengupta as a candidate for the office
of Director of the Bank is hereby appointed as a
Director of the Bank, not liable to retire by
rotation, effective from the date from which his
appointment as Whole-time Director will be
approved by Reserve Bank of India till 31st May,
2015, the last day of the month in which he
reaches the age of superannuation

Management	For	For
12

Resolved that subject to the applicable provisions
of the Companies Act, 1956 and the Banking
Regulation Act, 1949 and subject to the
provisions of the Articles of Association of the
Bank, approval of the members of the Bank is
hereby given for appointment of Shri Somnath
Sengupta as the Whole-time Director of the Bank
effective from the date from which his
appointment as Whole-time Director will be
approved by Reserve Bank of India till 31st May,
2015, the last day of the month in which he
reaches the age of superannuation". Resolved
further that subject to the approval by the
Reserve Bank of India, Shri Somnath Sengupta
be paid remuneration by way of salary,
allowances and perquisites as Whole-time
Director of the Bank as per the following terms
and conditions effective from the date from which
his appointment as Whole-CONTD

Management	For	For
CONT

CONTD time Director will be approved by
Reserve Bank of India: As specified;-Resolved
further that the Board of Directors of the Bank is
hereby authorised-to do all such acts, deeds and
things and to execute any document or-
instruments etc. as may be required to give effect
to this resolution.-Resolved further that the
Company Secretary of the Bank is hereby
authorised-to file necessary forms with the
Registrar of Companies/other Regulatory-
Authorities under his signature and to take all
further action in the matter-including signing of
any other applications, deeds, documents,
forms,-certificates, as may be necessary under
the provisions of the Companies Act,-1956 and
the Banking Regulation Act, 1949

Non-Voting
13

Resolved that Shri V. Srinivasan, in respect of
whom notice under Section 257 of the
Companies Act, 1956 has been received from a
member signifying his intention to propose Shri
V. Srinivasan as a candidate for the office of
Director of the Bank is hereby appointed as a
Director of the Bank, not liable to retire by
rotation, effective from the date from which his
appointment as Whole-time Director will be
approved by Reserve Bank of India

Management	For	For
14

Resolved that subject to the applicable provisions
of the Companies Act, 1956 and the Banking
Regulation Act, 1949 and subject to the
provisions of the Articles of Association of the
Bank, approval of the members of the Bank is
hereby given for appointment of Shri V.
Srinivasan as the Whole-time Director of the

Management	For	For	None

Bank for a period of 3 years effective from the
date from which his appointment as Whole-time
Director will be approved by Reserve Bank of
India. Resolved further that subject to the
approval by the Reserve Bank of India, Shri V.
Srinivasan be paid remuneration by way of
salary, allowances and perquisites as Whole-time
Director of the Bank as per the following terms
and conditions effective from the date from which
his appointment as Whole-time Director will be
approved by Reserve Bank of India: As specified;
CONTD

CONT

CONTD Resolved further that the Board of
Directors of the Bank is hereby-authorised to do
all such acts, deeds and things and to execute
any document-or instruments etc. as may be
required to give effect to this resolution.-Resolved
further that the Company Secretary of the Bank is
hereby authorised-to file necessary forms with
the Registrar of Companies/other Regulatory-
Authorities under his signature and to take all
further action in the matter-including signing of
any other applications, deeds, documents,
forms,-certificates, as may be necessary under
the provisions of the Companies Act,-1956 and
the Banking Regulation Act, 1949

Non-Voting

PLEASE NOTE THAT THIS IS A REVISION
DUE TO MODIFICATION IN TEXT OF
RESOLUTION-9.IF YOU HAVE ALREADY SENT
IN YOUR VOTES, PLEASE DO NOT RETURN
THIS PROXY FORM-UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.

Non-Voting
AXIS BANK LTD
Security	Y0487S103	Meeting Type	Court Meeting
Ticker Symbol	AXSB	Meeting Date	23-Jun-2012
ISIN	INE238A01026	Agenda	703861496 - Management
Record Date	Holding Recon Date	21-Jun-2012
City /	Country	AHMEDABAD	/	India	Vote Deadline Date	15-Jun-2012
SEDOL(s)	6136482 - B01Z5M0 - B071S89	Quick Code

Item	Proposal	Type	Vote	For/Against Management
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU.	Non-Voting
1

For the purpose of considering, and if thought fit,
approving, with or without modification, the
proposed Scheme of Arrangement among Enam
Securities Private Limited and Axis Bank Limited
and Axis Securities and Sales Limited and their
respective shareholders and creditors (the
"Scheme") under Sections 391 to 394 of the
Companies Act, 1956 and at such meetings and
at any adjournment or adjournments thereof

Management	For	For
ICICI BANK LTD, VADODARA
Security	Y38575109	Meeting Type	Annual General Meeting
Ticker Symbol	ICICIBC	Meeting Date	25-Jun-2012
ISIN	INE090A01013	Agenda	703846836 - Management
Record Date	Holding Recon Date	21-Jun-2012
City /	Country	VADODARA	/	India	Vote Deadline Date	15-Jun-2012
SEDOL(s)	6100368 - B3BHPC7	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1

To receive, consider and adopt the audited Profit
and Loss Account for the financial year ended
March 31, 2012 and Balance Sheet as at that
date together with the Reports of the Directors
and the Auditors

Management	For	For
2	To declare dividend on preference shares	Management	For	For
3	To declare dividend on equity shares	Management	For	For
4	To appoint a director in place of Mr. Homi Khusrokhan, who retires by rotation and, being eligible, offers himself for re-appointment	Management	For	For
5	To appoint a director in place of Mr. V. Sridar, who retires by rotation and, being eligible, offers himself for reappointment	Management	For	For
6	To appoint a director in place of Mr. N. S. Kannan, who retires by rotation and, being eligible, offers himself for reappointment	Management	For	For
7

Resolved that pursuant to the provisions of
Sections 224, 225 and other applicable
provisions, if any, of the Companies Act, 1956
and the Banking Regulation Act, 1949, S. R.
Batliboi & Co., Chartered Accountants
(registration No. 301003E), be appointed as
statutory auditors of the Company, to hold office
from the conclusion of this Meeting until the
conclusion of the next Annual General Meeting of
the Company, on a remuneration (including terms
of payment) to be fixed by the Board of Directors
of the Company, based on the recommendation
of the Audit Committee, plus service tax and such
other tax(es), as may be applicable, and
reimbursement of all out-ofpocket expenses in
connection with the audit of the accounts of the
Company for the year ending March 31, 2013

Management	For	For
8

Resolved that pursuant to the provisions of
Section 228 and other applicable provisions, if
any, of the Companies Act, 1956 and the
Banking Regulation Act, 1949, the Board of
Directors of the Company be and is hereby
authorised to appoint branch auditors, as and
when required, in consultation with the statutory
auditors, to audit the accounts in respect of the
Companys branches/offices in India and abroad
and to fix their terms and conditions of

Management	For	For	None

appointment and remuneration, based on the
recommendation of the Audit Committee, plus
service tax and such other tax(es), as may be
applicable, and reimbursement of all out-of-
pocket expenses in connection with the audit of
the accounts of the branches/offices in India and
abroad for the year ending March 31, 2013

9

Resolved that Dr. Swati Piramal in respect of
whom the Company has received notices in
writing along with deposits of INR 500 each, from
two Members proposing her as a candidate for
the office of director under the provisions of
Section 257 of the Companies Act, 1956, and
who is eligible for appointment to the office of
director, be and is hereby appointed a Director of
the Company

Management	For	For
10

Resolved that subject to the applicable provisions
of the Companies Act, 1956, the Banking
Regulation Act, 1949 and the provisions of the
Articles of Association of the Company, and
subject to the approval of Reserve Bank of India,
consent of the Members of the Company be and
is hereby accorded for revision in the
remuneration payable to Ms. Chanda Kochhar,
Managing Director & CEO effective April 1, 2012
as follows: Ms. Chanda Kochhar shall be eligible
to receive a Supplementary Allowance of INR
870,862 per month. Resolved further that other
terms and conditions relating to remuneration of
Ms. Chanda Kochhar shall remain unchanged

Management	For	For
11

Resolved that subject to the applicable provisions
of the Companies Act, 1956, the Banking
Regulation Act, 1949 and the provisions of the
Articles of Association of the Company, and
subject to the approval of Reserve Bank of India,
consent of the Members of the Company be and
is hereby accorded for revision in the
remuneration payable to Mr. N. S. Kannan,
Executive Director & CFO effective April 1, 2012
as follows: Mr. N. S. Kannan shall be eligible to
receive a Supplementary Allowance of INR
596,037 per month. Resolved further that other
terms and conditions relating to remuneration of
Mr. N. S. Kannan shall remain unchanged

Management	For	For
12

Resolved that subject to the applicable provisions
of the Companies Act, 1956, the Banking
Regulation Act, 1949 and the provisions of the
Articles of Association of the Company, and
subject to the approval of Reserve Bank of India,
consent of the Members of the Company be and
is hereby accorded for revision in the
remuneration payable to Mr. K. Ramkumar,
Executive Director effective April 1, 2012 as
follows: Mr. K. Ramkumar shall be eligible to
receive a Supplementary Allowance of INR
596,037 per month. Resolved further that other
terms and conditions relating to remuneration of
Mr. K. Ramkumar shall remain unchanged

Management	For	For
13

Resolved that subject to the applicable provisions
of the Companies Act, 1956, the Banking
Regulation Act, 1949 and the provisions of the
Articles of Association of the Company, and
subject to the approval of Reserve Bank of India,
consent of the Members of the Company be and
is hereby accorded for revision in the
remuneration payable to Mr. Rajiv Sabharwal,
Executive Director effective April 1, 2012 as
follows: Mr. Rajiv Sabharwal shall be eligible to
receive a Supplementary Allowance of INR
576,713 per month. Resolved further that other
terms and conditions relating to remuneration of
Mr. Rajiv Sabharwal shall remain unchanged

Management	For	For
14

Resolved that pursuant to the provisions of
Section 81 and other applicable provisions, if
any, of the Companies Act, 1956 (including any
amendment(s) thereto or re-enactment thereof),
and in accordance with the provisions of the
Memorandum and Articles of Association of ICICI
Bank Limited (the Bank/Company) and the
regulations/ guidelines prescribed by Securities
and Exchange Board of India or any other
relevant authority, from time to time, to the extent
applicable and subject to such approvals,
consents, permissions and sanctions as may be
required and subject to such conditions as may
be prescribed by any of them while granting such
approvals, consents, permissions and sanctions,
which the Board of Directors of the Bank
(hereinafter referred to as "the Board", which
term shall be deemed to include any
Committee(s) CONTD

Management	For	For
CONT

CONTD constituted/to be constituted by the
Board to exercise its powers-including the
powers conferred by this Resolution) is hereby
authorised to-accept, the Board be and is hereby
authorised on behalf of the Bank, to-create, offer,
issue and allot, to or for the benefit of such
person(s) as-are in the permanent employment
and the Directors (including the wholetime-
Directors) of the Bank, at any time, equity shares
of the Bank and/or-warrants (whether attached to
any security or not) with an option exercisable-by
the warrant-holder to subscribe for equity
shares/equity-linked-securities, and/or bonds,
debentures, preference shares or other
securities-convertible into equity shares at such
price, in such manner, during such-period, in one
or more tranches and on such terms and
conditions as the Board-may decide prior to
CONTD

Non-Voting
CONT

CONTD the issue and offer thereof, for, or which
upon exercise or conversion-could give rise to
the issue of a number of equity shares not
exceeding in-aggregate (including any equity
shares issued pursuant to the Resolution at-Item
No. 15 of the Notice), ten percent of the
aggregate of the number of-issued equity shares
of the Bank, from time to time, on the date(s) of
the-grant of option(s) under the ICICI Bank
Employees Stock Option Scheme (ESOS),-as
placed at the Meeting. Resolved further that

Non-Voting	None

subject to the terms stated-herein, the equity
shares allotted pursuant to the aforesaid
Resolution shall-in all respects rank pari passu
inter se as also with the then existing-equity
shares of the Bank. Resolved further that for the
purpose of giving-effect to any creation, offer,
issue or allotment of equity shares or CONTD

CONT

CONTD securities or instruments representing
the same, as described above,-the Board be and
is hereby authorised on behalf of the Bank to do
all such-acts, deeds, matters and things as it
may, in its absolute discretion, deem-necessary
or desirable for such purpose, and with power on
behalf of the Bank-to settle all questions,
difficulties or doubts that may arise in regard to-
such creation, offer, issue(s) or allotment(s)
(including to amend or modify-any of the terms of
such creation, issue, offer or allotment), as it
may, in-its absolute discretion, deem fit without
being required to seek any further-consent or
approval of the Members, and that the Members
shall be and are-hereby deemed to have given
their approval thereto expressly by authority of-
this Resolution. Resolved further that the Board
be and is hereby CONTD

Non-Voting
CONT

CONTD authorised to vary or modify the terms of
ESOS in accordance with any-guidelines or
regulations that may be issued, from time to time,
by any-appropriate authority unless such
variation, modification or alteration is-detrimental
to the interests of the employees/Directors
(including the-wholetime Directors).Resolved
further that the Board be and is hereby-
authorised to delegate all or any of the powers
herein conferred to any-Committee of Directors
or any one or more of the wholetime Directors of
the-Bank

Non-Voting
15

Resolved that pursuant to the provisions of
Section 81 and other applicable provisions, if
any, of the Companies Act, 1956 (including any
amendment(s) thereto or re-enactment(s)
thereof), and in accordance with the provisions of
the Memorandum and Articles of Association of
ICICI Bank Limited (the Bank/Company) and the
regulations/ guidelines, prescribed by Securities
and Exchange Board of India or any other
relevant authority, from time to time, to the extent
applicable and subject to such approvals,
consents, permissions and sanctions as may be
required and subject to such conditions as may
be prescribed by any of them while granting such
approvals, consents, permissions and sanctions,
which the Board of Directors of the Bank
(hereinafter referred to as "the Board", which
term shall be deemed to include any
Committee(s) CONTD

Management	For	For
CONT

CONTD ) constituted/to be constituted by the
Board to exercise its powers-including the
powers conferred by this Resolution) is hereby
authorised to-accept, the Board be and is hereby
authorised on behalf of the Bank, to-create, offer,
issue and allot, to or for the benefit of such
person(s) as-are in the permanent employment
and the Directors (including the wholetime-

Non-Voting	None

Directors) of a subsidiary Company and a holding
Company of the Bank, at any-time, equity shares
of the Bank and/or warrants (whether attached to
any-security or not) with an option exercisable by
the warrant-holder to-subscribe for equity
shares/equity-linked securities, and/or bonds,-
debentures, preference shares or other securities
convertible into equity-shares at such price, in
such manner, during such period, in one or more-
tranches and on such terms CONTD

CONT

CONTD and conditions as the Board may decide
prior to the issue and offer-thereof, for, or which
upon exercise or conversion could give rise to
the-issue of a number of equity shares not
exceeding in aggregate (including any-equity
shares issued pursuant to the Resolution at Item
No. 14 of the-Notice), ten percent of the
aggregate of the number of issued equity shares-
of the Bank, from time to time, on the date(s) of
the grant of option(s)-under the ICICI Bank
Employees Stock Option Scheme (ESOS), as
placed at the-Meeting.Resolved further that
subject to terms stated herein, the equity-shares
allotted pursuant to the aforesaid Resolution shall
in all respects-rank pari passu inter se as also
with the then existing equity shares of the-Bank.
Resolved further that for the purpose of giving
effect to any creation,-offer, CONTD

Non-Voting
CONT

CONTD issue or allotment of equity shares or
securities or instruments-representing the same,
as described above, the Board be and is hereby-
authorised on behalf of the Bank to do all such
acts, deeds, matters and-things as it may, in its
absolute discretion, deem necessary or desirable
for-such purpose, and with power on behalf of the
Bank to settle all questions,-difficulties or doubts
that may arise in regard to such creation, issue,-
offer or allotment (including to amend or modify
any of the terms of such-creation, offer, issue or
allotment), as it may, in its absolute discretion,-
deem fit without being required to seek any
further consent or approval of-the Members, and
that the Members shall be and are hereby
deemed to have-given their approval thereto
expressly by authority of this-
Resolution.Resolved further that CONTD

Non-Voting
CONT	CONTD the Board be and is hereby authorised to delegate all or any of the-powers herein conferred to any Committee of Directors or any one or more of-the wholetime Directors of the Bank	Non-Voting
ASIAN PAINTS LTD
Security	Y03637116	Meeting Type	Annual General Meeting
Ticker Symbol	APNT	Meeting Date	25-Jun-2012
ISIN	INE021A01018	Agenda	703875712 - Management
Record Date	Holding Recon Date	21-Jun-2012
City /	Country	MUMBAI	/	India	Vote Deadline Date	15-Jun-2012
SEDOL(s)	6099756 - B1570P7	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1	To receive, consider and adopt the annual accounts for the year ended 31st March, 2012 together with the Reports of the Board of Directors and Auditors thereon	Management	For	For
2	To consider and declare payment of final dividend and confirm the interim dividend of INR 9.50 per equity share, declared and paid during the financial year ended 31st March, 2012	Management	For	For
3	To appoint a Director in place of Shri Ashwin Choksi, who retires by rotation and, being eligible, offers himself for re-appointment	Management	For	For
4	To appoint a Director in place of Shri Ashwin Dani, who retires by rotation and, being eligible, offers himself for re-appointment	Management	For	For
5	To appoint a Director in place of Shri Abhay Vakil, who retires by rotation and, being eligible, offers himself for re-appointment	Management	For	For
6	To appoint a Director in place of Dr. S. Sivaram, who retires by rotation and, being eligible, offers himself for re-appointment	Management	For	For
7

Resolved that M/s. Shah & Co, Chartered
Accountants (Registration Number 109430W)
and M/s. B S R & Associates, (Registration
Number 116231W) Chartered Accountants, be
and are hereby appointed as Joint Statutory
Auditors of the Company, to hold office from the
conclusion of this Annual General Meeting until
the conclusion of the next Annual General
Meeting of the Company on such remuneration
as shall be fixed by the Board of Directors

Management	For	For
8

Resolved that Shri K. B. S. Anand who was
appointed as an Additional Director with effect
from 1st April, 2012 by the Board of Directors of
the Company on 29th March, 2012, pursuant to
Section 260 of the Companies Act, 1956 and
Article 118 of the Articles of Association of the
Company, in respect of whom the Company has
received notice under Section 257 of the
Companies Act, 1956 and who is eligible for
appointment as a Director of the Company, be
and is hereby appointed as a Director on the
Board of Directors of the Company with effect
from 1st April, 2012

Management	For	For
9

Resolved that pursuant to the provisions of
Sections 198, 269, 309, 317 and Schedule XIII
and such other applicable provisions, if any, of
the Companies Act, 1956, (hereinafter referred to
as "the Act") including any statutory modifications
or any amendment or any substitution or
reenactment thereof for the time being in force,
approval of the Company be and is hereby
accorded to the appointment of Shri K. B. S.
Anand as the Managing Director & CEO of the
Company, with effect from 1st April, 2012 to 31st
March, 2015. Resolved further that approval be
and is hereby accorded to the remuneration,
perquisites, benefits and amenities payable as
per the terms and conditions of the Agreement
entered into by Shri K. B. S. Anand with the
Company for the aforesaid appointment and as
set out in this notice; with authority to the CONTD

Management	For	For
CONT

CONTD Board of Directors of the Company to
alter and/or vary the terms and-conditions of the
said appointment in accordance with, if any, the
prescribed-provisions of the Act and/or any
schedules thereto. Resolved further that in-the
event of loss or inadequacy of profits in any
financial year during the-aforesaid period, the
Company will pay Shri K. B. S. Anand
remuneration,-perquisites, benefits and amenities
not exceeding the ceiling laid down in-Section II
of Part II Schedule XIII of the Companies Act,
1956, as may be-decided by the Board of
Directors, subject to necessary sanctions and-
approvals. Resolved further that the Board of
Directors of the Company be and-are hereby
authorised to enhance, enlarge, alter or vary the
scope and-quantum of remuneration, perquisites,
benefits and amenities payable to Shri-K. B. S.
CONTD

Non-Voting
CONT

CONTD Anand in the light of further progress of
the Company which revision-should be made in
conformity with any amendments to the relevant
provisions-of the Act and/or rules and regulations
made thereunder and/ or such-guidelines as may
be announced by the Central Government from
time to time.-Resolved further that the Board of
Directors of the Company be and are hereby-
authorised to settle any question, difficulty or
doubt, that may arise in-giving effect to this
resolution, do all such acts, deeds, matters and
things-as may be necessary and sign and
execute all documents or writings as may be-
necessary, proper or expedient for the purpose of
giving effect to this-resolution and for matters
concerned therewith or incidental thereto

Non-Voting
TATA CONSULTANCY SERVICES LTD
Security	Y85279100	Meeting Type	Annual General Meeting
Ticker Symbol	TCS	Meeting Date	29-Jun-2012
ISIN	INE467B01029	Agenda	703879607 - Management
Record Date	Holding Recon Date	27-Jun-2012
City /	Country	MUMBAI	/	India	Vote Deadline Date	21-Jun-2012
SEDOL(s)	B01NPJ1 - B03BH86	Quick Code

Item	Proposal	Type	Vote	For/Against Management
1

To receive, consider and adopt the Audited
Statement of Profit and Loss for the year ended
March 31, 2012 and the Balance Sheet as at that
date together with the Reports of the Board of
Directors and the Auditors thereon

Management	For	For
2	To confirm the payment of Interim Dividends on Equity Shares for the financial year 2011-12 and to declare a Final Dividend and a Special Dividend on Equity Shares for the financial year 2011-12	Management	For	For
3	To declare Dividend on Redeemable Preference Shares for the financial year 2011-12	Management	For	For
4	To appoint a Director in place of Prof. Clayton M. Christensen, who retires by rotation, and being eligible offers himself for re-appointment	Management	For	For
5	To appoint a Director in place of Dr. Ron Sommer, who retires by rotation, and being eligible offers himself for re-appointment	Management	For	For
6	To appoint a Director in place of Mr. S. Ramadorai, who retires by rotation, and being eligible offers himself for re-appointment	Management	For	For
7

Resolved that Mrs. Laura M. Cha, a Director
liable to retire by rotation, who does not seek re-
election, be not re-appointed a Director of the
Company. Resolved further that the vacancy, so
created on the Board of Directors of the
Company, be not filled

Management	For	For
8	To appoint Auditors and fix their remuneration	Management	For	For
9

Resolved that Mr. O. P. Bhatt, who was
appointed by the Board of Directors as an
Additional Director of the Company with effect
from April 2, 2012 and who holds office up to the
date of this Annual General Meeting of the
Company in terms of Section 260 of the
Companies Act, 1956 ("Act") and in respect of
whom the Company has received a notice in
writing from a Member under Section 257 of the
Act proposing his candidature for the office of
Director of the Company, be and is hereby
appointed a Director of the Company

Management	For	For
10

Resolved that Mr. Cyrus Mistry, who was
appointed by the Board of Directors as an
Additional Director of the Company with effect
from April 2, 2012 and who holds offi ce up to the
date of this Annual General Meeting of the
Company in terms of Section 260 of the
Companies Act, 1956 ("Act") and in respect of
whom the Company has received a notice in
writing from a Member under Section 257 of the
Act proposing his candidature for the office of
Director of the Company, be and is hereby
appointed a Director of the Company

Management	For	For
11

Resolved that pursuant to the provisions of
Section 228 and other applicable provisions, if
any, of the Companies Act, 1956 ("Act"), as
amended or re-enacted from time to time, the
Board be and is hereby authorised to appoint as
Branch Auditors of any branch office of the
Company, whether existing or which may be
opened/ acquired hereafter, in India or abroad, in
consultation with the Company's Auditors, any
person(s) qualified to act as Branch Auditor
within the provisions of Section 228 of the Act
and to fix their remuneration

Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW FRONTIERS TRUST

By: /s/Rakesh Mehra

       Rakesh Mehra, President

Date:          8/8/12